Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $40)	1.375%	11/15/31	40	40
Corporate Bonds (99.1%)
Communications (14.4%)
	Activision Blizzard Inc.	3.400%	9/15/26	110	118
	Activision Blizzard Inc.	2.500%	9/15/50	100	87
	Alphabet Inc.	3.375%	2/25/24	90	95
	Alphabet Inc.	0.450%	8/15/25	50	49
	Alphabet Inc.	1.998%	8/15/26	230	237
	Alphabet Inc.	0.800%	8/15/27	110	106
	Alphabet Inc.	1.100%	8/15/30	195	183
	Alphabet Inc.	1.900%	8/15/40	70	64
	Alphabet Inc.	2.050%	8/15/50	156	141
	Alphabet Inc.	2.250%	8/15/60	115	105
	America Movil SAB de CV	3.625%	4/22/29	95	103
	America Movil SAB de CV	2.875%	5/7/30	65	68
	America Movil SAB de CV	6.125%	3/30/40	160	226
	America Movil SAB de CV	4.375%	7/16/42	55	66
	America Movil SAB de CV	4.375%	4/22/49	120	149
	AT&T Inc.	2.625%	12/1/22	30	30
	AT&T Inc.	0.900%	3/25/24	60	60
	AT&T Inc.	4.450%	4/1/24	25	27
	AT&T Inc.	3.400%	5/15/25	145	154
	AT&T Inc.	4.125%	2/17/26	250	274
	AT&T Inc.	1.700%	3/25/26	300	300
	AT&T Inc.	3.800%	2/15/27	100	108
	AT&T Inc.	4.250%	3/1/27	50	55
	AT&T Inc.	2.300%	6/1/27	160	163
	AT&T Inc.	1.650%	2/1/28	65	63
[1]	AT&T Inc.	4.100%	2/15/28	110	123
	AT&T Inc.	4.350%	3/1/29	250	280
[1]	AT&T Inc.	4.300%	2/15/30	245	277
	AT&T Inc.	2.750%	6/1/31	135	137
	AT&T Inc.	2.250%	2/1/32	75	72
	AT&T Inc.	2.550%	12/1/33	150	145
	AT&T Inc.	4.500%	5/15/35	65	75
	AT&T Inc.	5.250%	3/1/37	190	235
	AT&T Inc.	4.850%	3/1/39	134	161
	AT&T Inc.	5.350%	9/1/40	105	133
	AT&T Inc.	3.500%	6/1/41	195	200
	AT&T Inc.	4.300%	12/15/42	110	124
	AT&T Inc.	3.100%	2/1/43	180	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.350%	6/15/45	105	119
	AT&T Inc.	4.750%	5/15/46	125	152
	AT&T Inc.	5.650%	2/15/47	90	120
	AT&T Inc.	4.500%	3/9/48	260	308
	AT&T Inc.	4.550%	3/9/49	300	357
	AT&T Inc.	5.150%	2/15/50	125	160
	AT&T Inc.	3.650%	6/1/51	250	259
	AT&T Inc.	3.300%	2/1/52	280	273
	AT&T Inc.	3.500%	9/15/53	430	434
	AT&T Inc.	3.550%	9/15/55	445	449
	AT&T Inc.	3.800%	12/1/57	167	174
	AT&T Inc.	3.650%	9/15/59	210	213
	AT&T Inc.	3.850%	6/1/60	125	131
	AT&T Inc.	3.500%	2/1/61	123	120
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	80	101
	Booking Holdings Inc.	3.600%	6/1/26	50	54
	Booking Holdings Inc.	4.625%	4/13/30	110	129
	British Telecommunications plc	9.625%	12/15/30	155	231
[1]	Charter Communications Operating LLC	4.500%	2/1/24	50	53
	Charter Communications Operating LLC	4.908%	7/23/25	200	221
	Charter Communications Operating LLC	3.750%	2/15/28	75	81
	Charter Communications Operating LLC	4.200%	3/15/28	175	192
	Charter Communications Operating LLC	5.050%	3/30/29	145	167
	Charter Communications Operating LLC	2.800%	4/1/31	225	223
	Charter Communications Operating LLC	2.300%	2/1/32	110	104
	Charter Communications Operating LLC	6.384%	10/23/35	155	201
	Charter Communications Operating LLC	5.375%	4/1/38	115	138
	Charter Communications Operating LLC	3.500%	6/1/41	130	127
	Charter Communications Operating LLC	3.500%	3/1/42	125	121
	Charter Communications Operating LLC	6.484%	10/23/45	270	368
	Charter Communications Operating LLC	5.375%	5/1/47	95	114
	Charter Communications Operating LLC	5.750%	4/1/48	163	206
	Charter Communications Operating LLC	5.125%	7/1/49	60	70
	Charter Communications Operating LLC	4.800%	3/1/50	130	146
	Charter Communications Operating LLC	3.700%	4/1/51	175	170
	Charter Communications Operating LLC	3.900%	6/1/52	95	96
	Charter Communications Operating LLC	3.850%	4/1/61	200	191
	Charter Communications Operating LLC	4.400%	12/1/61	110	115
	Charter Communications Operating LLC	3.950%	6/30/62	65	63
	Comcast Corp.	3.600%	3/1/24	125	133
	Comcast Corp.	3.700%	4/15/24	245	260
	Comcast Corp.	3.375%	2/15/25	125	133
	Comcast Corp.	3.375%	8/15/25	25	27
	Comcast Corp.	3.950%	10/15/25	265	289
	Comcast Corp.	3.150%	3/1/26	150	160
	Comcast Corp.	2.350%	1/15/27	110	113
	Comcast Corp.	3.300%	2/1/27	160	172
	Comcast Corp.	3.150%	2/15/28	25	27
	Comcast Corp.	3.550%	5/1/28	190	208
	Comcast Corp.	4.150%	10/15/28	160	181
	Comcast Corp.	2.650%	2/1/30	250	258
	Comcast Corp.	3.400%	4/1/30	50	54
	Comcast Corp.	4.250%	10/15/30	145	167
	Comcast Corp.	1.950%	1/15/31	75	73
	Comcast Corp.	1.500%	2/15/31	25	23
	Comcast Corp.	4.250%	1/15/33	75	88
	Comcast Corp.	7.050%	3/15/33	75	109
	Comcast Corp.	4.200%	8/15/34	175	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.400%	8/15/35	65	77
	Comcast Corp.	6.500%	11/15/35	21	30
	Comcast Corp.	3.200%	7/15/36	85	91
	Comcast Corp.	3.900%	3/1/38	100	114
	Comcast Corp.	4.600%	10/15/38	40	49
	Comcast Corp.	3.250%	11/1/39	70	74
	Comcast Corp.	3.750%	4/1/40	115	129
	Comcast Corp.	3.400%	7/15/46	135	144
	Comcast Corp.	4.000%	8/15/47	115	134
	Comcast Corp.	3.969%	11/1/47	120	139
	Comcast Corp.	4.000%	3/1/48	140	163
	Comcast Corp.	4.700%	10/15/48	38	49
	Comcast Corp.	3.999%	11/1/49	310	362
	Comcast Corp.	3.450%	2/1/50	35	38
	Comcast Corp.	2.800%	1/15/51	102	99
[2]	Comcast Corp.	2.887%	11/1/51	224	220
	Comcast Corp.	2.450%	8/15/52	200	183
[2]	Comcast Corp.	2.937%	11/1/56	367	356
	Comcast Corp.	4.950%	10/15/58	40	56
	Comcast Corp.	2.650%	8/15/62	105	95
[2]	Comcast Corp.	2.987%	11/1/63	393	380
	Deutsche Telekom International Finance BV	8.750%	6/15/30	315	461
	Discovery Communications LLC	2.950%	3/20/23	93	95
	Discovery Communications LLC	3.950%	3/20/28	175	191
	Discovery Communications LLC	4.125%	5/15/29	135	149
	Discovery Communications LLC	3.625%	5/15/30	5	5
	Discovery Communications LLC	5.200%	9/20/47	115	145
	Discovery Communications LLC	5.300%	5/15/49	125	159
	Discovery Communications LLC	4.650%	5/15/50	35	41
	Discovery Communications LLC	4.000%	9/15/55	40	43
	Electronic Arts Inc.	1.850%	2/15/31	35	34
	Electronic Arts Inc.	2.950%	2/15/51	70	68
	Expedia Group Inc.	3.800%	2/15/28	180	192
	Expedia Group Inc.	3.250%	2/15/30	100	103
	Fox Corp.	4.030%	1/25/24	15	16
	Fox Corp.	4.709%	1/25/29	265	303
	Fox Corp.	5.476%	1/25/39	125	161
	Fox Corp.	5.576%	1/25/49	53	73
	Grupo Televisa SAB	6.125%	1/31/46	50	69
	Grupo Televisa SAB	5.250%	5/24/49	100	128
	Omnicom Group Inc.	3.650%	11/1/24	140	148
	Omnicom Group Inc.	3.600%	4/15/26	40	43
	Omnicom Group Inc.	2.600%	8/1/31	60	60
	Orange SA	9.000%	3/1/31	169	260
	Orange SA	5.375%	1/13/42	60	80
	Orange SA	5.500%	2/6/44	65	89
	Rogers Communications Inc.	4.100%	10/1/23	80	84
	Rogers Communications Inc.	5.000%	3/15/44	30	37
	Rogers Communications Inc.	4.300%	2/15/48	55	63
	Rogers Communications Inc.	4.350%	5/1/49	105	122
	Rogers Communications Inc.	3.700%	11/15/49	85	90
	Telefonica Emisiones SA	4.103%	3/8/27	200	221
	Telefonica Emisiones SA	7.045%	6/20/36	130	187
	Telefonica Emisiones SA	4.665%	3/6/38	90	104
	Telefonica Emisiones SA	5.213%	3/8/47	105	131
	Telefonica Emisiones SA	4.895%	3/6/48	85	103
	Telefonica Emisiones SA	5.520%	3/1/49	70	91
	Telefonica Europe BV	8.250%	9/15/30	115	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	4.600%	11/16/48	85	111
	Time Warner Cable LLC	6.550%	5/1/37	115	154
	Time Warner Cable LLC	7.300%	7/1/38	15	22
	Time Warner Cable LLC	6.750%	6/15/39	80	110
	Time Warner Cable LLC	5.875%	11/15/40	115	145
	Time Warner Cable LLC	5.500%	9/1/41	100	123
	Time Warner Cable LLC	4.500%	9/15/42	140	154
	Time Warner Entertainment Co. LP	8.375%	3/15/23	145	159
	Time Warner Entertainment Co. LP	8.375%	7/15/33	95	140
	T-Mobile USA Inc.	3.500%	4/15/25	230	243
	T-Mobile USA Inc.	1.500%	2/15/26	175	173
	T-Mobile USA Inc.	3.750%	4/15/27	265	285
	T-Mobile USA Inc.	2.050%	2/15/28	155	153
	T-Mobile USA Inc.	3.875%	4/15/30	375	408
	T-Mobile USA Inc.	2.550%	2/15/31	200	197
	T-Mobile USA Inc.	2.250%	11/15/31	85	82
	T-Mobile USA Inc.	4.375%	4/15/40	75	85
	T-Mobile USA Inc.	3.000%	2/15/41	95	91
	T-Mobile USA Inc.	4.500%	4/15/50	205	241
	T-Mobile USA Inc.	3.300%	2/15/51	245	240
[2]	T-Mobile USA Inc.	3.400%	10/15/52	100	100
	T-Mobile USA Inc.	3.600%	11/15/60	130	129
[1]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	85	86
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	80	85
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	100	101
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	45	48
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	45	54
	VeriSign Inc.	2.700%	6/15/31	80	81
	Verizon Communications Inc.	3.500%	11/1/24	200	213
	Verizon Communications Inc.	3.376%	2/15/25	80	85
	Verizon Communications Inc.	0.850%	11/20/25	200	194
	Verizon Communications Inc.	1.450%	3/20/26	280	278
	Verizon Communications Inc.	2.625%	8/15/26	105	109
	Verizon Communications Inc.	4.125%	3/16/27	225	250
	Verizon Communications Inc.	3.000%	3/22/27	105	111
	Verizon Communications Inc.	2.100%	3/22/28	345	345
	Verizon Communications Inc.	4.329%	9/21/28	195	222
	Verizon Communications Inc.	4.016%	12/3/29	215	241
	Verizon Communications Inc.	3.150%	3/22/30	125	132
	Verizon Communications Inc.	1.500%	9/18/30	90	84
	Verizon Communications Inc.	1.680%	10/30/30	150	142
	Verizon Communications Inc.	1.750%	1/20/31	160	151
	Verizon Communications Inc.	2.550%	3/21/31	230	232
[2]	Verizon Communications Inc.	2.355%	3/15/32	222	220
	Verizon Communications Inc.	4.500%	8/10/33	120	142
	Verizon Communications Inc.	4.400%	11/1/34	152	178
	Verizon Communications Inc.	4.272%	1/15/36	105	124
	Verizon Communications Inc.	5.250%	3/16/37	100	131
	Verizon Communications Inc.	2.650%	11/20/40	200	192
	Verizon Communications Inc.	3.400%	3/22/41	190	202
	Verizon Communications Inc.	2.850%	9/3/41	60	60
	Verizon Communications Inc.	4.125%	8/15/46	105	124
	Verizon Communications Inc.	4.862%	8/21/46	226	298
	Verizon Communications Inc.	4.522%	9/15/48	275	350
	Verizon Communications Inc.	4.000%	3/22/50	170	198
	Verizon Communications Inc.	2.875%	11/20/50	255	248
	Verizon Communications Inc.	3.550%	3/22/51	410	449
	Verizon Communications Inc.	2.987%	10/30/56	260	252

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.000%	11/20/60	235	227
Verizon Communications Inc.	3.700%	3/22/61	310	343
ViacomCBS Inc.	4.750%	5/15/25	85	94
ViacomCBS Inc.	4.000%	1/15/26	85	92
ViacomCBS Inc.	7.875%	7/30/30	90	125
ViacomCBS Inc.	4.950%	1/15/31	100	119
ViacomCBS Inc.	4.200%	5/19/32	170	193
ViacomCBS Inc.	6.875%	4/30/36	100	144
ViacomCBS Inc.	4.375%	3/15/43	60	68
ViacomCBS Inc.	5.850%	9/1/43	40	54
ViacomCBS Inc.	4.950%	5/19/50	75	95
Vodafone Group plc	3.750%	1/16/24	168	178
Vodafone Group plc	4.125%	5/30/25	110	120
Vodafone Group plc	4.375%	5/30/28	75	85
Vodafone Group plc	6.150%	2/27/37	115	156
Vodafone Group plc	5.000%	5/30/38	65	81
Vodafone Group plc	4.375%	2/19/43	65	76
Vodafone Group plc	5.250%	5/30/48	270	351
Vodafone Group plc	4.875%	6/19/49	115	144
Vodafone Group plc	4.250%	9/17/50	90	104
Walt Disney Co.	1.750%	8/30/24	120	122
Walt Disney Co.	3.350%	3/24/25	50	53
Walt Disney Co.	1.750%	1/13/26	75	76
Walt Disney Co.	2.200%	1/13/28	105	107
Walt Disney Co.	2.000%	9/1/29	175	175
Walt Disney Co.	3.800%	3/22/30	105	118
Walt Disney Co.	2.650%	1/13/31	140	146
Walt Disney Co.	6.200%	12/15/34	70	98
Walt Disney Co.	6.400%	12/15/35	125	180
Walt Disney Co.	6.650%	11/15/37	60	90
Walt Disney Co.	4.625%	3/23/40	60	75
Walt Disney Co.	3.500%	5/13/40	125	138
Walt Disney Co.	4.700%	3/23/50	135	181
Walt Disney Co.	3.600%	1/13/51	305	350
Walt Disney Co.	3.800%	5/13/60	90	107
Weibo Corp.	3.500%	7/5/24	75	77
Weibo Corp.	3.375%	7/8/30	10	10
WPP Finance 2010	3.750%	9/19/24	45	48
				37,250
Consumer Discretionary (6.6%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	100	106
Alibaba Group Holding Ltd.	3.400%	12/6/27	65	69
Alibaba Group Holding Ltd.	2.125%	2/9/31	130	126
Alibaba Group Holding Ltd.	4.000%	12/6/37	175	191
Alibaba Group Holding Ltd.	2.700%	2/9/41	160	149
Alibaba Group Holding Ltd.	4.200%	12/6/47	85	97
Alibaba Group Holding Ltd.	3.150%	2/9/51	45	43
Alibaba Group Holding Ltd.	4.400%	12/6/57	80	94
Amazon.com Inc.	2.400%	2/22/23	150	153
Amazon.com Inc.	0.250%	5/12/23	50	50
Amazon.com Inc.	0.450%	5/12/24	170	168
Amazon.com Inc.	2.800%	8/22/24	205	214
Amazon.com Inc.	3.800%	12/5/24	110	118
Amazon.com Inc.	0.800%	6/3/25	65	64
Amazon.com Inc.	1.000%	5/12/26	130	129
Amazon.com Inc.	1.200%	6/3/27	130	127
Amazon.com Inc.	3.150%	8/22/27	300	323
Amazon.com Inc.	1.650%	5/12/28	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.500%	6/3/30	190	184
	Amazon.com Inc.	2.100%	5/12/31	155	156
	Amazon.com Inc.	4.800%	12/5/34	80	102
	Amazon.com Inc.	3.875%	8/22/37	230	271
	Amazon.com Inc.	2.875%	5/12/41	45	47
	Amazon.com Inc.	4.950%	12/5/44	205	280
	Amazon.com Inc.	4.050%	8/22/47	175	216
	Amazon.com Inc.	2.500%	6/3/50	145	140
	Amazon.com Inc.	3.100%	5/12/51	215	233
	Amazon.com Inc.	4.250%	8/22/57	165	215
	Amazon.com Inc.	2.700%	6/3/60	238	233
	Amazon.com Inc.	3.250%	5/12/61	75	83
[1]	American Honda Finance Corp.	2.050%	1/10/23	20	20
[1]	American Honda Finance Corp.	1.950%	5/10/23	90	92
[1]	American Honda Finance Corp.	0.875%	7/7/23	120	120
[1]	American Honda Finance Corp.	0.650%	9/8/23	65	65
[1]	American Honda Finance Corp.	1.200%	7/8/25	45	45
[1]	American Honda Finance Corp.	2.000%	3/24/28	120	121
	Aptiv plc	3.100%	12/1/51	105	102
	AutoZone Inc.	4.000%	4/15/30	75	84
	BorgWarner Inc.	2.650%	7/1/27	75	78
	Daimler Finance North America LLC	8.500%	1/18/31	131	196
	eBay Inc.	2.750%	1/30/23	85	87
	eBay Inc.	3.450%	8/1/24	10	11
	eBay Inc.	1.900%	3/11/25	45	46
	eBay Inc.	1.400%	5/10/26	30	30
	eBay Inc.	3.600%	6/5/27	70	76
	eBay Inc.	2.700%	3/11/30	70	72
	eBay Inc.	2.600%	5/10/31	35	35
	eBay Inc.	4.000%	7/15/42	62	71
	eBay Inc.	3.650%	5/10/51	40	44
	General Motors Co.	4.875%	10/2/23	150	160
	General Motors Co.	5.400%	10/2/23	25	27
	General Motors Co.	6.125%	10/1/25	145	167
	General Motors Co.	4.200%	10/1/27	145	158
	General Motors Co.	6.800%	10/1/27	150	184
	General Motors Co.	5.000%	10/1/28	100	115
	General Motors Co.	5.000%	4/1/35	45	53
	General Motors Co.	6.600%	4/1/36	25	34
	General Motors Co.	5.150%	4/1/38	20	24
	General Motors Co.	6.250%	10/2/43	120	164
	General Motors Co.	5.200%	4/1/45	165	204
	General Motors Co.	6.750%	4/1/46	70	101
	General Motors Co.	5.400%	4/1/48	75	96
	General Motors Co.	5.950%	4/1/49	35	48
	General Motors Financial Co. Inc.	3.700%	5/9/23	135	140
	General Motors Financial Co. Inc.	4.150%	6/19/23	85	89
	General Motors Financial Co. Inc.	5.100%	1/17/24	50	54
	General Motors Financial Co. Inc.	1.050%	3/8/24	160	159
	General Motors Financial Co. Inc.	3.950%	4/13/24	67	71
	General Motors Financial Co. Inc.	1.200%	10/15/24	60	60
	General Motors Financial Co. Inc.	3.500%	11/7/24	75	79
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	106
	General Motors Financial Co. Inc.	2.900%	2/26/25	100	104
	General Motors Financial Co. Inc.	4.350%	4/9/25	25	27
	General Motors Financial Co. Inc.	2.750%	6/20/25	25	26
	General Motors Financial Co. Inc.	4.300%	7/13/25	75	81
	General Motors Financial Co. Inc.	1.250%	1/8/26	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.250%	3/1/26	125	141
	General Motors Financial Co. Inc.	1.500%	6/10/26	100	98
	General Motors Financial Co. Inc.	4.000%	10/6/26	105	114
	General Motors Financial Co. Inc.	4.350%	1/17/27	85	93
	General Motors Financial Co. Inc.	2.700%	8/20/27	40	41
	General Motors Financial Co. Inc.	2.400%	10/15/28	40	40
	General Motors Financial Co. Inc.	3.600%	6/21/30	65	69
	Hasbro Inc.	3.900%	11/19/29	65	72
	Home Depot Inc.	2.700%	4/1/23	95	97
	Home Depot Inc.	3.750%	2/15/24	150	158
	Home Depot Inc.	3.350%	9/15/25	75	80
	Home Depot Inc.	3.000%	4/1/26	50	53
	Home Depot Inc.	2.125%	9/15/26	100	103
	Home Depot Inc.	2.500%	4/15/27	75	78
	Home Depot Inc.	1.500%	9/15/28	45	44
	Home Depot Inc.	3.900%	12/6/28	80	91
	Home Depot Inc.	2.950%	6/15/29	65	69
	Home Depot Inc.	2.700%	4/15/30	140	147
	Home Depot Inc.	1.375%	3/15/31	50	47
	Home Depot Inc.	1.875%	9/15/31	120	118
	Home Depot Inc.	5.875%	12/16/36	169	240
	Home Depot Inc.	3.300%	4/15/40	66	72
	Home Depot Inc.	5.950%	4/1/41	25	36
	Home Depot Inc.	4.200%	4/1/43	30	36
	Home Depot Inc.	4.400%	3/15/45	145	183
	Home Depot Inc.	4.250%	4/1/46	155	193
	Home Depot Inc.	3.900%	6/15/47	85	102
	Home Depot Inc.	4.500%	12/6/48	145	190
	Home Depot Inc.	3.125%	12/15/49	120	129
	Home Depot Inc.	3.350%	4/15/50	125	139
	Home Depot Inc.	2.750%	9/15/51	20	20
	Home Depot Inc.	3.500%	9/15/56	175	200
	Lennar Corp.	4.750%	11/29/27	95	108
	Lowe's Cos. Inc.	4.000%	4/15/25	85	92
	Lowe's Cos. Inc.	3.375%	9/15/25	40	43
	Lowe's Cos. Inc.	2.500%	4/15/26	150	156
	Lowe's Cos. Inc.	1.300%	4/15/28	25	24
	Lowe's Cos. Inc.	1.700%	9/15/28	60	59
	Lowe's Cos. Inc.	3.650%	4/5/29	126	139
	Lowe's Cos. Inc.	4.500%	4/15/30	15	17
	Lowe's Cos. Inc.	1.700%	10/15/30	70	67
	Lowe's Cos. Inc.	2.625%	4/1/31	135	138
	Lowe's Cos. Inc.	2.800%	9/15/41	60	59
	Lowe's Cos. Inc.	3.700%	4/15/46	90	100
	Lowe's Cos. Inc.	4.050%	5/3/47	90	105
	Lowe's Cos. Inc.	3.000%	10/15/50	180	181
	Magna International Inc.	3.625%	6/15/24	50	53
	Magna International Inc.	2.450%	6/15/30	55	56
[1]	Marriott International Inc.	3.125%	6/15/26	110	116
[1]	Marriott International Inc.	4.625%	6/15/30	105	118
[1]	Marriott International Inc.	2.850%	4/15/31	15	15
[1]	Marriott International Inc.	3.500%	10/15/32	65	68
[1]	McDonald's Corp.	3.300%	7/1/25	25	27
[1]	McDonald's Corp.	3.700%	1/30/26	125	135
[1]	McDonald's Corp.	3.500%	3/1/27	50	54
[1]	McDonald's Corp.	3.500%	7/1/27	55	59
[1]	McDonald's Corp.	3.800%	4/1/28	125	138
[1]	McDonald's Corp.	2.625%	9/1/29	194	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	2.125%	3/1/30	50	50
[1]	McDonald's Corp.	4.700%	12/9/35	120	147
[1]	McDonald's Corp.	6.300%	10/15/37	50	71
[1]	McDonald's Corp.	6.300%	3/1/38	165	237
[1]	McDonald's Corp.	4.875%	12/9/45	75	97
[1]	McDonald's Corp.	4.450%	3/1/47	100	124
[1]	McDonald's Corp.	4.450%	9/1/48	42	52
[1]	McDonald's Corp.	3.625%	9/1/49	40	45
[1]	McDonald's Corp.	4.200%	4/1/50	10	12
	NIKE Inc.	2.400%	3/27/25	10	10
	NIKE Inc.	2.375%	11/1/26	140	146
	NIKE Inc.	2.750%	3/27/27	59	62
	NIKE Inc.	2.850%	3/27/30	95	101
	NIKE Inc.	3.250%	3/27/40	95	104
	NIKE Inc.	3.875%	11/1/45	10	12
	NIKE Inc.	3.375%	3/27/50	153	176
	NVR Inc.	3.000%	5/15/30	62	65
	O'Reilly Automotive Inc.	3.600%	9/1/27	60	65
	Ralph Lauren Corp.	2.950%	6/15/30	50	52
	Stanley Black & Decker Inc.	2.300%	3/15/30	50	51
	Stanley Black & Decker Inc.	2.750%	11/15/50	45	44
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	85	86
	Starbucks Corp.	3.100%	3/1/23	80	82
	Starbucks Corp.	3.850%	10/1/23	60	63
	Starbucks Corp.	3.800%	8/15/25	110	119
	Starbucks Corp.	4.000%	11/15/28	70	79
	Starbucks Corp.	3.550%	8/15/29	105	115
	Starbucks Corp.	2.250%	3/12/30	50	50
	Starbucks Corp.	2.550%	11/15/30	45	46
	Starbucks Corp.	4.500%	11/15/48	50	63
	Starbucks Corp.	4.450%	8/15/49	75	93
	Starbucks Corp.	3.500%	11/15/50	110	119
	Stellantis NV	5.250%	4/15/23	95	100
	TJX Cos. Inc.	2.250%	9/15/26	170	176
	VF Corp.	2.400%	4/23/25	80	82
	VF Corp.	2.950%	4/23/30	35	36
					17,077
Consumer Staples (3.4%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	115	120
	Archer-Daniels-Midland Co.	3.250%	3/27/30	85	93
	Archer-Daniels-Midland Co.	2.700%	9/15/51	10	10
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	75	76
	Campbell Soup Co.	3.950%	3/15/25	110	118
	Campbell Soup Co.	4.150%	3/15/28	35	39
	Coca-Cola Co.	1.750%	9/6/24	45	46
	Coca-Cola Co.	3.375%	3/25/27	70	76
	Coca-Cola Co.	1.450%	6/1/27	75	74
	Coca-Cola Co.	1.500%	3/5/28	100	98
	Coca-Cola Co.	1.000%	3/15/28	155	148
	Coca-Cola Co.	2.125%	9/6/29	110	112
	Coca-Cola Co.	3.450%	3/25/30	90	100
	Coca-Cola Co.	1.650%	6/1/30	65	63
	Coca-Cola Co.	2.000%	3/5/31	145	144
	Coca-Cola Co.	1.375%	3/15/31	20	19
	Coca-Cola Co.	2.250%	1/5/32	115	116
	Coca-Cola Co.	2.500%	6/1/40	130	129
	Coca-Cola Co.	2.875%	5/5/41	80	83
	Coca-Cola Co.	2.600%	6/1/50	58	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Co.	3.000%	3/5/51	125	133
Coca-Cola Co.	2.500%	3/15/51	75	73
Coca-Cola Co.	2.750%	6/1/60	110	110
Conagra Brands Inc.	4.300%	5/1/24	90	96
Conagra Brands Inc.	4.600%	11/1/25	110	122
Conagra Brands Inc.	1.375%	11/1/27	25	24
Conagra Brands Inc.	4.850%	11/1/28	50	58
Conagra Brands Inc.	5.300%	11/1/38	40	51
Conagra Brands Inc.	5.400%	11/1/48	100	136
Dollar General Corp.	3.250%	4/15/23	85	87
Dollar General Corp.	3.500%	4/3/30	60	65
Dollar Tree Inc.	3.700%	5/15/23	95	99
Dollar Tree Inc.	4.000%	5/15/25	105	113
Dollar Tree Inc.	4.200%	5/15/28	50	56
General Mills Inc.	3.700%	10/17/23	75	79
General Mills Inc.	4.000%	4/17/25	60	65
General Mills Inc.	4.200%	4/17/28	60	68
General Mills Inc.	2.875%	4/15/30	85	89
Hormel Foods Corp.	0.650%	6/3/24	50	50
Hormel Foods Corp.	1.700%	6/3/28	10	10
Hormel Foods Corp.	1.800%	6/11/30	40	39
J M Smucker Co.	3.500%	3/15/25	60	64
Kellogg Co.	3.250%	4/1/26	35	37
Keurig Dr Pepper Inc.	4.057%	5/25/23	98	102
Keurig Dr Pepper Inc.	0.750%	3/15/24	25	25
Keurig Dr Pepper Inc.	4.417%	5/25/25	85	93
Keurig Dr Pepper Inc.	4.597%	5/25/28	170	194
Keurig Dr Pepper Inc.	3.200%	5/1/30	60	64
Keurig Dr Pepper Inc.	3.800%	5/1/50	30	34
Kimberly-Clark Corp.	3.100%	3/26/30	40	43
McCormick & Co. Inc.	3.400%	8/15/27	60	64
Mead Johnson Nutrition Co.	4.125%	11/15/25	156	171
Mondelez International Inc.	1.500%	5/4/25	95	95
Mondelez International Inc.	2.750%	4/13/30	25	26
Mondelez International Inc.	2.625%	9/4/50	105	99
PepsiCo Inc.	2.750%	3/1/23	85	87
PepsiCo Inc.	0.400%	10/7/23	145	144
PepsiCo Inc.	3.600%	3/1/24	81	85
PepsiCo Inc.	2.250%	3/19/25	75	78
PepsiCo Inc.	2.750%	4/30/25	100	105
PepsiCo Inc.	2.375%	10/6/26	80	84
PepsiCo Inc.	3.000%	10/15/27	75	81
PepsiCo Inc.	2.625%	7/29/29	115	121
PepsiCo Inc.	2.750%	3/19/30	90	95
PepsiCo Inc.	1.625%	5/1/30	50	49
PepsiCo Inc.	1.950%	10/21/31	120	119
PepsiCo Inc.	2.625%	10/21/41	50	51
PepsiCo Inc.	4.450%	4/14/46	150	198
PepsiCo Inc.	3.450%	10/6/46	110	125
PepsiCo Inc.	3.625%	3/19/50	80	96
PepsiCo Inc.	2.750%	10/21/51	90	93
Procter & Gamble Co.	3.100%	8/15/23	65	68
Procter & Gamble Co.	0.550%	10/29/25	185	181
Procter & Gamble Co.	2.450%	11/3/26	195	205
Procter & Gamble Co.	2.850%	8/11/27	30	32
Procter & Gamble Co.	3.000%	3/25/30	65	71
Procter & Gamble Co.	1.200%	10/29/30	75	71
Sysco Corp.	5.650%	4/1/25	95	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	3.750%	10/1/25	25	27
	Sysco Corp.	3.300%	7/15/26	160	170
	Sysco Corp.	3.250%	7/15/27	75	80
	Sysco Corp.	5.950%	4/1/30	17	21
	Sysco Corp.	6.600%	4/1/50	100	158
	Target Corp.	3.500%	7/1/24	55	58
	Target Corp.	2.250%	4/15/25	75	77
	Target Corp.	2.500%	4/15/26	35	37
	Target Corp.	3.375%	4/15/29	175	192
	Target Corp.	2.350%	2/15/30	20	21
	Target Corp.	4.000%	7/1/42	45	56
	Tyson Foods Inc.	3.950%	8/15/24	77	82
	Tyson Foods Inc.	4.000%	3/1/26	5	5
	Tyson Foods Inc.	3.550%	6/2/27	160	172
	Tyson Foods Inc.	4.550%	6/2/47	25	31
	Tyson Foods Inc.	5.100%	9/28/48	115	155
	Unilever Capital Corp.	2.600%	5/5/24	125	130
	Unilever Capital Corp.	2.900%	5/5/27	55	59
	Unilever Capital Corp.	3.500%	3/22/28	45	50
	Unilever Capital Corp.	2.125%	9/6/29	25	25
	Unilever Capital Corp.	1.750%	8/12/31	60	59
	Unilever Capital Corp.	5.900%	11/15/32	130	176
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	35	37
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	75	80
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	85	103
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	40	45
					8,908
Financials (39.7%)
[1]	Aegon NV	5.500%	4/11/48	10	11
	AerCap Ireland Capital DAC	4.500%	9/15/23	20	21
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	150
	AerCap Ireland Capital DAC	4.875%	1/16/24	25	27
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	52
	AerCap Ireland Capital DAC	2.875%	8/14/24	165	171
	AerCap Ireland Capital DAC	1.650%	10/29/24	260	260
	AerCap Ireland Capital DAC	3.500%	1/15/25	15	16
	AerCap Ireland Capital DAC	6.500%	7/15/25	125	143
	AerCap Ireland Capital DAC	2.450%	10/29/26	320	321
	AerCap Ireland Capital DAC	3.650%	7/21/27	100	106
	AerCap Ireland Capital DAC	3.000%	10/29/28	215	216
	AerCap Ireland Capital DAC	3.300%	1/30/32	375	378
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	155
	Aflac Inc.	3.625%	11/15/24	120	129
	Aflac Inc.	3.600%	4/1/30	115	127
	Air Lease Corp.	3.000%	9/15/23	105	108
[1]	Air Lease Corp.	0.700%	2/15/24	10	10
[1]	Air Lease Corp.	2.300%	2/1/25	75	76
	Air Lease Corp.	3.375%	7/1/25	20	21
[1]	Air Lease Corp.	2.875%	1/15/26	25	26
[1]	Air Lease Corp.	3.750%	6/1/26	185	197
	Air Lease Corp.	3.125%	12/1/30	70	71
[1]	Allstate Corp.	5.750%	8/15/53	10	10
	Ally Financial Inc.	3.050%	6/5/23	100	103
	Ally Financial Inc.	1.450%	10/2/23	65	65
	Ally Financial Inc.	3.875%	5/21/24	60	63
	Ally Financial Inc.	5.800%	5/1/25	160	181
[1]	Ally Financial Inc.	8.000%	11/1/31	143	202
	American Express Co.	2.650%	12/2/22	73	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.400%	2/27/23	145	150
	American Express Co.	3.700%	8/3/23	45	47
	American Express Co.	0.750%	11/3/23	95	95
	American Express Co.	3.400%	2/22/24	100	105
	American Express Co.	2.500%	7/30/24	90	93
	American Express Co.	3.000%	10/30/24	145	152
	American Express Co.	4.200%	11/6/25	25	28
	American Express Co.	3.125%	5/20/26	90	96
	American Express Co.	1.650%	11/4/26	95	95
	American Express Co.	4.050%	12/3/42	105	126
[1]	American Express Credit Corp.	3.300%	5/3/27	60	65
	American International Group Inc.	4.125%	2/15/24	25	27
	American International Group Inc.	2.500%	6/30/25	110	114
	American International Group Inc.	3.750%	7/10/25	20	21
	American International Group Inc.	3.900%	4/1/26	145	158
	American International Group Inc.	4.200%	4/1/28	85	96
	American International Group Inc.	3.400%	6/30/30	65	70
	American International Group Inc.	3.875%	1/15/35	85	96
	American International Group Inc.	4.500%	7/16/44	60	74
	American International Group Inc.	4.800%	7/10/45	10	13
	American International Group Inc.	4.750%	4/1/48	195	256
[1]	American International Group Inc.	5.750%	4/1/48	10	11
	American International Group Inc.	4.375%	1/15/55	130	164
	Ameriprise Financial Inc.	4.000%	10/15/23	60	63
	Aon Corp.	3.750%	5/2/29	10	11
	Aon Corp.	2.800%	5/15/30	95	98
	Aon plc	3.875%	12/15/25	25	27
	Arch Capital Group Ltd.	3.635%	6/30/50	75	82
	Arthur J Gallagher & Co.	3.500%	5/20/51	65	70
	Athene Holding Ltd.	4.125%	1/12/28	160	176
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	85	93
	AXA SA	8.600%	12/15/30	40	58
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	75	75
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	70	69
	Banco Santander SA	3.125%	2/23/23	155	159
	Banco Santander SA	3.848%	4/12/23	110	114
	Banco Santander SA	2.706%	6/27/24	155	161
	Banco Santander SA	0.701%	6/30/24	110	109
	Banco Santander SA	2.746%	5/28/25	110	114
	Banco Santander SA	5.179%	11/19/25	60	67
	Banco Santander SA	1.849%	3/25/26	20	20
	Banco Santander SA	4.250%	4/11/27	160	176
	Banco Santander SA	3.800%	2/23/28	65	71
	Banco Santander SA	4.379%	4/12/28	25	28
	Banco Santander SA	3.306%	6/27/29	10	11
	Banco Santander SA	3.490%	5/28/30	155	164
	Banco Santander SA	2.749%	12/3/30	25	24
	Banco Santander SA	3.225%	11/22/32	200	199
[1]	Bank of America Corp.	3.300%	1/11/23	301	310
	Bank of America Corp.	4.100%	7/24/23	210	222
[1]	Bank of America Corp.	3.004%	12/20/23	410	419
[1]	Bank of America Corp.	4.125%	1/22/24	185	197
[1]	Bank of America Corp.	3.550%	3/5/24	340	351
[1]	Bank of America Corp.	4.000%	4/1/24	75	80
[1]	Bank of America Corp.	1.486%	5/19/24	110	111
[1]	Bank of America Corp.	0.523%	6/14/24	110	109
[1]	Bank of America Corp.	3.864%	7/23/24	200	209
[1]	Bank of America Corp.	4.200%	8/26/24	285	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	0.810%	10/24/24	225	223
[1]	Bank of America Corp.	4.000%	1/22/25	200	214
[1]	Bank of America Corp.	3.458%	3/15/25	100	105
[1]	Bank of America Corp.	3.950%	4/21/25	150	161
	Bank of America Corp.	0.976%	4/22/25	125	124
[1]	Bank of America Corp.	3.875%	8/1/25	80	87
[1]	Bank of America Corp.	0.981%	9/25/25	125	123
[1]	Bank of America Corp.	3.093%	10/1/25	100	105
[1]	Bank of America Corp.	2.456%	10/22/25	175	180
[1]	Bank of America Corp.	3.366%	1/23/26	50	53
[1]	Bank of America Corp.	2.015%	2/13/26	230	233
[1]	Bank of America Corp.	4.450%	3/3/26	160	176
[1]	Bank of America Corp.	3.500%	4/19/26	150	161
[1]	Bank of America Corp.	1.319%	6/19/26	235	233
[1]	Bank of America Corp.	4.250%	10/22/26	133	147
[1]	Bank of America Corp.	1.197%	10/24/26	225	221
[1]	Bank of America Corp.	1.658%	3/11/27	50	50
[1]	Bank of America Corp.	3.559%	4/23/27	225	240
	Bank of America Corp.	1.734%	7/22/27	380	377
[1]	Bank of America Corp.	3.248%	10/21/27	135	143
[1]	Bank of America Corp.	4.183%	11/25/27	150	164
[1]	Bank of America Corp.	3.824%	1/20/28	160	174
[1]	Bank of America Corp.	3.705%	4/24/28	75	81
[1]	Bank of America Corp.	3.593%	7/21/28	75	81
[1]	Bank of America Corp.	3.419%	12/20/28	263	280
[1]	Bank of America Corp.	3.970%	3/5/29	305	335
[1]	Bank of America Corp.	2.087%	6/14/29	160	158
[1]	Bank of America Corp.	4.271%	7/23/29	248	277
[1]	Bank of America Corp.	3.974%	2/7/30	270	298
[1]	Bank of America Corp.	3.194%	7/23/30	150	158
[1]	Bank of America Corp.	2.884%	10/22/30	125	129
[1]	Bank of America Corp.	2.496%	2/13/31	265	266
[1]	Bank of America Corp.	2.592%	4/29/31	175	177
[1]	Bank of America Corp.	1.898%	7/23/31	205	196
[1]	Bank of America Corp.	1.922%	10/24/31	200	191
[1]	Bank of America Corp.	2.651%	3/11/32	165	167
	Bank of America Corp.	2.687%	4/22/32	260	264
	Bank of America Corp.	2.299%	7/21/32	205	201
	Bank of America Corp.	2.572%	10/20/32	30	30
	Bank of America Corp.	2.482%	9/21/36	100	97
	Bank of America Corp.	6.110%	1/29/37	170	230
[1]	Bank of America Corp.	4.244%	4/24/38	145	170
	Bank of America Corp.	7.750%	5/14/38	220	346
[1]	Bank of America Corp.	4.078%	4/23/40	70	81
[1]	Bank of America Corp.	2.676%	6/19/41	350	339
[1]	Bank of America Corp.	5.875%	2/7/42	120	172
	Bank of America Corp.	3.311%	4/22/42	215	228
[1]	Bank of America Corp.	5.000%	1/21/44	50	65
[1]	Bank of America Corp.	4.443%	1/20/48	160	203
[1]	Bank of America Corp.	3.946%	1/23/49	55	65
[1]	Bank of America Corp.	4.330%	3/15/50	265	332
[1]	Bank of America Corp.	4.083%	3/20/51	245	299
[1]	Bank of America Corp.	2.831%	10/24/51	65	65
[1]	Bank of America Corp.	3.483%	3/13/52	185	206
	Bank of America Corp.	2.972%	7/21/52	195	199
[1]	Bank of America NA	6.000%	10/15/36	195	268
	Bank of Montreal	0.450%	12/8/23	115	114
[1]	Bank of Montreal	3.300%	2/5/24	75	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of Montreal	2.500%	6/28/24	25	26
[1]	Bank of Montreal	0.625%	7/9/24	235	232
[1]	Bank of Montreal	1.850%	5/1/25	95	97
[1]	Bank of Montreal	0.949%	1/22/27	10	10
[1]	Bank of Montreal	4.338%	10/5/28	74	78
[1]	Bank of Montreal	3.803%	12/15/32	85	91
[1]	Bank of New York Mellon Corp.	1.850%	1/27/23	95	96
[1]	Bank of New York Mellon Corp.	2.950%	1/29/23	100	103
[1]	Bank of New York Mellon Corp.	3.500%	4/28/23	25	26
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	60	63
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	86	88
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	120	119
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	134
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	50	53
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	135	136
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	20	21
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	80	86
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	79	86
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	15	16
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	60	68
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	20	22
	Bank of Nova Scotia	1.950%	2/1/23	115	117
	Bank of Nova Scotia	1.625%	5/1/23	175	177
	Bank of Nova Scotia	0.400%	9/15/23	60	60
	Bank of Nova Scotia	3.400%	2/11/24	90	95
	Bank of Nova Scotia	0.700%	4/15/24	10	10
	Bank of Nova Scotia	0.650%	7/31/24	35	35
	Bank of Nova Scotia	2.200%	2/3/25	100	103
	Bank of Nova Scotia	1.300%	6/11/25	95	95
	Bank of Nova Scotia	4.500%	12/16/25	15	17
	Bank of Nova Scotia	1.050%	3/2/26	80	78
	Bank of Nova Scotia	1.350%	6/24/26	65	64
	Bank of Nova Scotia	2.700%	8/3/26	90	94
	Bank of Nova Scotia	1.300%	9/15/26	60	59
	Barclays plc	3.684%	1/10/23	10	10
[1]	Barclays plc	4.338%	5/16/24	200	209
	Barclays plc	4.375%	9/11/24	275	294
	Barclays plc	3.650%	3/16/25	50	53
[1]	Barclays plc	3.932%	5/7/25	120	127
	Barclays plc	4.375%	1/12/26	165	181
[1]	Barclays plc	2.852%	5/7/26	50	52
	Barclays plc	5.200%	5/12/26	179	201
	Barclays plc	2.279%	11/24/27	225	225
	Barclays plc	4.337%	1/10/28	25	27
	Barclays plc	4.836%	5/9/28	90	99
[1]	Barclays plc	4.972%	5/16/29	155	178
[1]	Barclays plc	5.088%	6/20/30	100	114
	Barclays plc	2.645%	6/24/31	100	100
	Barclays plc	2.667%	3/10/32	85	84
	Barclays plc	3.564%	9/23/35	45	46
	Barclays plc	3.811%	3/10/42	25	26
	Barclays plc	3.330%	11/24/42	50	51
	Barclays plc	5.250%	8/17/45	190	256
	Barclays plc	4.950%	1/10/47	65	85
	BlackRock Inc.	3.500%	3/18/24	45	48
	BlackRock Inc.	3.250%	4/30/29	50	55
	BlackRock Inc.	2.400%	4/30/30	83	86
	BlackRock Inc.	1.900%	1/28/31	90	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	BNP Paribas SA	3.250%	3/3/23	80	83
[1]	BNP Paribas SA	4.250%	10/15/24	115	124
	BPCE SA	4.000%	4/15/24	105	112
	Brighthouse Financial Inc.	4.700%	6/22/47	43	48
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	60	60
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	140	147
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	25	25
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	135	141
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	75	77
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	50	49
	Capital One Bank USA NA	3.375%	2/15/23	25	26
	Capital One Financial Corp.	3.200%	1/30/23	105	108
	Capital One Financial Corp.	2.600%	5/11/23	50	51
	Capital One Financial Corp.	3.500%	6/15/23	25	26
	Capital One Financial Corp.	3.900%	1/29/24	15	16
	Capital One Financial Corp.	3.750%	4/24/24	15	16
	Capital One Financial Corp.	3.300%	10/30/24	185	195
	Capital One Financial Corp.	3.200%	2/5/25	100	105
	Capital One Financial Corp.	4.250%	4/30/25	10	11
	Capital One Financial Corp.	4.200%	10/29/25	105	114
	Capital One Financial Corp.	3.750%	7/28/26	70	75
	Capital One Financial Corp.	3.750%	3/9/27	40	43
	Capital One Financial Corp.	3.650%	5/11/27	105	113
	Capital One Financial Corp.	3.800%	1/31/28	160	175
	Capital One Financial Corp.	2.359%	7/29/32	100	95
	Charles Schwab Corp.	2.650%	1/25/23	75	77
	Charles Schwab Corp.	0.750%	3/18/24	70	70
	Charles Schwab Corp.	3.850%	5/21/25	45	49
	Charles Schwab Corp.	0.900%	3/11/26	75	73
	Charles Schwab Corp.	1.150%	5/13/26	175	173
	Charles Schwab Corp.	2.000%	3/20/28	110	111
	Charles Schwab Corp.	1.650%	3/11/31	50	48
	Charles Schwab Corp.	2.300%	5/13/31	25	25
	Charles Schwab Corp.	1.950%	12/1/31	60	59
	Chubb Corp.	6.000%	5/11/37	95	137
	Chubb INA Holdings Inc.	3.150%	3/15/25	75	80
	Chubb INA Holdings Inc.	3.350%	5/3/26	145	156
	Chubb INA Holdings Inc.	1.375%	9/15/30	50	47
	Chubb INA Holdings Inc.	4.350%	11/3/45	95	121
	Chubb INA Holdings Inc.	3.050%	12/15/61	70	72
	CI Financial Corp.	3.200%	12/17/30	30	31
	CI Financial Corp.	4.100%	6/15/51	70	78
[1]	Citibank NA	3.650%	1/23/24	20	21
	Citigroup Inc.	3.500%	5/15/23	125	129
	Citigroup Inc.	3.875%	10/25/23	175	185
[1]	Citigroup Inc.	1.678%	5/15/24	220	222
[1]	Citigroup Inc.	4.044%	6/1/24	220	230
	Citigroup Inc.	4.000%	8/5/24	65	69
	Citigroup Inc.	0.776%	10/30/24	60	60
	Citigroup Inc.	3.875%	3/26/25	100	107
[1]	Citigroup Inc.	3.352%	4/24/25	185	194
	Citigroup Inc.	3.300%	4/27/25	150	159
	Citigroup Inc.	0.981%	5/1/25	100	99
	Citigroup Inc.	4.400%	6/10/25	135	147
	Citigroup Inc.	5.500%	9/13/25	175	198
	Citigroup Inc.	1.281%	11/3/25	105	105
	Citigroup Inc.	3.700%	1/12/26	200	216
	Citigroup Inc.	4.600%	3/9/26	75	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Citigroup Inc.	3.106%	4/8/26	225	236
	Citigroup Inc.	3.400%	5/1/26	175	188
	Citigroup Inc.	3.200%	10/21/26	190	201
	Citigroup Inc.	4.300%	11/20/26	75	83
	Citigroup Inc.	1.122%	1/28/27	135	131
	Citigroup Inc.	1.462%	6/9/27	110	108
	Citigroup Inc.	4.450%	9/29/27	265	295
[1]	Citigroup Inc.	3.887%	1/10/28	40	43
[1]	Citigroup Inc.	3.668%	7/24/28	110	119
	Citigroup Inc.	4.125%	7/25/28	100	110
[1]	Citigroup Inc.	3.520%	10/27/28	230	246
[1]	Citigroup Inc.	4.075%	4/23/29	75	83
[1]	Citigroup Inc.	3.980%	3/20/30	210	232
[1]	Citigroup Inc.	2.976%	11/5/30	225	234
[1]	Citigroup Inc.	2.666%	1/29/31	250	254
[1]	Citigroup Inc.	4.412%	3/31/31	215	245
[1]	Citigroup Inc.	2.572%	6/3/31	120	121
	Citigroup Inc.	2.561%	5/1/32	85	86
	Citigroup Inc.	6.625%	6/15/32	65	87
	Citigroup Inc.	2.520%	11/3/32	160	160
[1]	Citigroup Inc.	3.878%	1/24/39	31	35
	Citigroup Inc.	8.125%	7/15/39	137	233
[1]	Citigroup Inc.	5.316%	3/26/41	120	159
	Citigroup Inc.	5.875%	1/30/42	150	215
	Citigroup Inc.	6.675%	9/13/43	75	115
	Citigroup Inc.	5.300%	5/6/44	110	145
	Citigroup Inc.	4.650%	7/30/45	145	186
	Citigroup Inc.	4.750%	5/18/46	110	139
[1]	Citigroup Inc.	4.281%	4/24/48	25	31
	Citigroup Inc.	4.650%	7/23/48	185	244
[1]	Citizens Bank NA	2.250%	4/28/25	85	87
	Citizens Financial Group Inc.	3.250%	4/30/30	60	64
	CME Group Inc.	3.000%	3/15/25	100	105
	CME Group Inc.	5.300%	9/15/43	43	60
	Comerica Inc.	3.700%	7/31/23	85	89
	Cooperatieve Rabobank UA	2.750%	1/10/23	90	92
	Cooperatieve Rabobank UA	4.625%	12/1/23	150	160
	Cooperatieve Rabobank UA	0.375%	1/12/24	125	124
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	50	54
	Cooperatieve Rabobank UA	4.375%	8/4/25	35	38
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	125	135
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	105	146
	Cooperatieve Rabobank UA	5.750%	12/1/43	135	190
	Cooperatieve Rabobank UA	5.250%	8/4/45	45	61
	Credit Suisse AG	1.000%	5/5/23	270	271
[1]	Credit Suisse AG	0.520%	8/9/23	60	60
	Credit Suisse AG	0.495%	2/2/24	120	119
[1]	Credit Suisse AG	3.625%	9/9/24	285	303
	Credit Suisse AG	2.950%	4/9/25	45	47
	Credit Suisse AG	1.250%	8/7/26	50	49
	Credit Suisse Group AG	3.800%	6/9/23	65	68
	Credit Suisse Group AG	3.750%	3/26/25	25	27
	Credit Suisse Group AG	4.550%	4/17/26	195	216
	Credit Suisse Group AG	4.875%	5/15/45	140	179
	Deutsche Bank AG	3.950%	2/27/23	85	88
[1]	Deutsche Bank AG	3.700%	5/30/24	100	105
	Deutsche Bank AG	3.700%	5/30/24	95	100
[1]	Deutsche Bank AG	2.222%	9/18/24	115	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	1.447%	4/1/25	100	100
[1]	Deutsche Bank AG	3.961%	11/26/25	40	43
	Deutsche Bank AG	1.686%	3/19/26	80	80
	Deutsche Bank AG	2.129%	11/24/26	145	145
	Deutsche Bank AG	2.311%	11/16/27	150	150
[1]	Deutsche Bank AG	3.547%	9/18/31	185	195
	Deutsche Bank AG	3.035%	5/28/32	25	25
[1]	Discover Bank	3.350%	2/6/23	30	31
	Discover Bank	2.450%	9/12/24	115	118
[1]	Discover Bank	3.450%	7/27/26	150	159
[1]	Discover Bank	4.650%	9/13/28	115	131
	Discover Financial Services	4.100%	2/9/27	50	55
	Equitable Holdings Inc.	4.350%	4/20/28	162	182
	Equitable Holdings Inc.	5.000%	4/20/48	96	123
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	80	85
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	55	54
	Fifth Third Bancorp	3.650%	1/25/24	50	53
	Fifth Third Bancorp	2.375%	1/28/25	125	129
	Fifth Third Bancorp	2.550%	5/5/27	50	52
	Fifth Third Bancorp	8.250%	3/1/38	55	92
[1]	Fifth Third Bank NA	3.950%	7/28/25	135	148
[1]	Fifth Third Bank NA	3.850%	3/15/26	85	92
	Franklin Resources Inc.	1.600%	10/30/30	50	47
	Global Payments Inc.	2.650%	2/15/25	2	2
	Global Payments Inc.	4.800%	4/1/26	115	128
	Global Payments Inc.	3.200%	8/15/29	75	78
	Global Payments Inc.	2.900%	5/15/30	65	66
	Global Payments Inc.	4.150%	8/15/49	85	96
	Goldman Sachs Capital I	6.345%	2/15/34	65	90
	Goldman Sachs Group Inc.	3.625%	1/22/23	115	119
[1]	Goldman Sachs Group Inc.	0.481%	1/27/23	110	110
	Goldman Sachs Group Inc.	3.200%	2/23/23	160	164
	Goldman Sachs Group Inc.	3.625%	2/20/24	200	210
	Goldman Sachs Group Inc.	4.000%	3/3/24	300	319
	Goldman Sachs Group Inc.	0.673%	3/8/24	170	169
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	150	159
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	100	99
	Goldman Sachs Group Inc.	0.925%	10/21/24	100	100
	Goldman Sachs Group Inc.	3.500%	1/23/25	103	109
	Goldman Sachs Group Inc.	3.500%	4/1/25	214	227
	Goldman Sachs Group Inc.	3.750%	5/22/25	110	118
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	155	163
	Goldman Sachs Group Inc.	4.250%	10/21/25	75	82
	Goldman Sachs Group Inc.	0.855%	2/12/26	30	29
	Goldman Sachs Group Inc.	3.750%	2/25/26	150	161
	Goldman Sachs Group Inc.	3.500%	11/16/26	197	210
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	135	131
	Goldman Sachs Group Inc.	5.950%	1/15/27	50	59
	Goldman Sachs Group Inc.	3.850%	1/26/27	215	231
	Goldman Sachs Group Inc.	1.431%	3/9/27	205	201
	Goldman Sachs Group Inc.	1.542%	9/10/27	210	206
	Goldman Sachs Group Inc.	1.948%	10/21/27	150	150
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	180	194
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	200	218
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	208	231
	Goldman Sachs Group Inc.	2.600%	2/7/30	100	101
	Goldman Sachs Group Inc.	3.800%	3/15/30	170	186
	Goldman Sachs Group Inc.	1.992%	1/27/32	190	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.615%	4/22/32	110	110
	Goldman Sachs Group Inc.	2.383%	7/21/32	305	300
	Goldman Sachs Group Inc.	2.650%	10/21/32	240	241
	Goldman Sachs Group Inc.	6.125%	2/15/33	135	178
	Goldman Sachs Group Inc.	6.750%	10/1/37	310	438
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	170	194
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	125	149
	Goldman Sachs Group Inc.	6.250%	2/1/41	275	400
	Goldman Sachs Group Inc.	3.210%	4/22/42	110	114
	Goldman Sachs Group Inc.	2.908%	7/21/42	30	30
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	205	263
	Goldman Sachs Group Inc.	5.150%	5/22/45	145	190
	Goldman Sachs Group Inc.	4.750%	10/21/45	120	156
	Hartford Financial Services Group Inc.	3.600%	8/19/49	60	67
	HSBC Holdings plc	3.600%	5/25/23	195	203
	HSBC Holdings plc	4.250%	3/14/24	55	58
[1]	HSBC Holdings plc	3.950%	5/18/24	210	219
	HSBC Holdings plc	0.732%	8/17/24	85	84
	HSBC Holdings plc	1.162%	11/22/24	200	200
[1]	HSBC Holdings plc	3.803%	3/11/25	225	237
	HSBC Holdings plc	0.976%	5/24/25	125	123
	HSBC Holdings plc	4.250%	8/18/25	50	54
[1]	HSBC Holdings plc	2.633%	11/7/25	100	103
	HSBC Holdings plc	4.300%	3/8/26	160	175
[1]	HSBC Holdings plc	1.645%	4/18/26	125	124
	HSBC Holdings plc	3.900%	5/25/26	175	189
[1]	HSBC Holdings plc	2.099%	6/4/26	110	111
[1]	HSBC Holdings plc	4.292%	9/12/26	200	216
	HSBC Holdings plc	4.375%	11/23/26	65	71
	HSBC Holdings plc	1.589%	5/24/27	155	152
	HSBC Holdings plc	2.251%	11/22/27	200	200
[1]	HSBC Holdings plc	4.041%	3/13/28	135	146
[1]	HSBC Holdings plc	2.013%	9/22/28	125	122
[1]	HSBC Holdings plc	4.583%	6/19/29	195	219
	HSBC Holdings plc	2.206%	8/17/29	60	59
	HSBC Holdings plc	4.950%	3/31/30	195	229
[1]	HSBC Holdings plc	3.973%	5/22/30	235	256
[1]	HSBC Holdings plc	2.848%	6/4/31	85	86
[1]	HSBC Holdings plc	2.357%	8/18/31	50	49
	HSBC Holdings plc	2.804%	5/24/32	210	210
	HSBC Holdings plc	2.871%	11/22/32	200	201
	HSBC Holdings plc	6.500%	5/2/36	110	150
	HSBC Holdings plc	6.500%	9/15/37	80	110
	HSBC Holdings plc	6.800%	6/1/38	175	250
	HSBC Holdings plc	6.100%	1/14/42	140	201
	HSBC Holdings plc	5.250%	3/14/44	127	165
	HSBC USA Inc.	3.500%	6/23/24	140	148
	Huntington Bancshares Inc.	2.625%	8/6/24	50	52
	Huntington Bancshares Inc.	2.550%	2/4/30	85	86
[1]	Huntington National Bank	3.550%	10/6/23	110	115
	ING Groep NV	4.100%	10/2/23	85	90
	ING Groep NV	3.550%	4/9/24	100	105
	ING Groep NV	3.950%	3/29/27	130	142
	ING Groep NV	1.726%	4/1/27	100	100
	ING Groep NV	4.550%	10/2/28	60	69
	ING Groep NV	4.050%	4/9/29	25	28
	ING Groep NV	2.727%	4/1/32	50	51
	Intercontinental Exchange Inc.	0.700%	6/15/23	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	4.000%	10/15/23	50	53
	Intercontinental Exchange Inc.	3.750%	12/1/25	70	76
	Intercontinental Exchange Inc.	2.100%	6/15/30	45	44
	Intercontinental Exchange Inc.	1.850%	9/15/32	255	240
	Intercontinental Exchange Inc.	2.650%	9/15/40	25	24
	Intercontinental Exchange Inc.	4.250%	9/21/48	100	121
	Intercontinental Exchange Inc.	3.000%	6/15/50	105	105
	Intercontinental Exchange Inc.	3.000%	9/15/60	80	78
	JPMorgan Chase & Co.	2.972%	1/15/23	85	85
	JPMorgan Chase & Co.	3.200%	1/25/23	120	124
	JPMorgan Chase & Co.	3.375%	5/1/23	260	269
	JPMorgan Chase & Co.	2.700%	5/18/23	114	117
	JPMorgan Chase & Co.	3.875%	2/1/24	215	228
	JPMorgan Chase & Co.	0.697%	3/16/24	140	140
[1]	JPMorgan Chase & Co.	3.559%	4/23/24	110	114
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	200	202
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	390	408
	JPMorgan Chase & Co.	3.875%	9/10/24	110	117
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	50	50
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	225	238
	JPMorgan Chase & Co.	3.125%	1/23/25	185	195
	JPMorgan Chase & Co.	0.563%	2/16/25	90	89
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	215	224
	JPMorgan Chase & Co.	0.969%	6/23/25	60	59
	JPMorgan Chase & Co.	3.900%	7/15/25	375	406
	JPMorgan Chase & Co.	0.768%	8/9/25	90	89
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	75	77
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	130	132
	JPMorgan Chase & Co.	3.300%	4/1/26	400	426
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	310	315
	JPMorgan Chase & Co.	3.200%	6/15/26	100	106
	JPMorgan Chase & Co.	2.950%	10/1/26	250	264
	JPMorgan Chase & Co.	1.045%	11/19/26	305	297
	JPMorgan Chase & Co.	4.125%	12/15/26	30	33
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	95	103
	JPMorgan Chase & Co.	1.040%	2/4/27	120	116
	JPMorgan Chase & Co.	1.578%	4/22/27	110	109
	JPMorgan Chase & Co.	1.470%	9/22/27	200	196
	JPMorgan Chase & Co.	4.250%	10/1/27	60	67
	JPMorgan Chase & Co.	3.625%	12/1/27	60	64
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	130	141
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	130	139
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	100	100
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	185	199
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	155	171
	JPMorgan Chase & Co.	2.069%	6/1/29	60	59
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	220	246
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	130	148
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	215	234
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	115	118
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	245	283
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	210	212
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	100	103
	JPMorgan Chase & Co.	1.764%	11/19/31	125	118
	JPMorgan Chase & Co.	1.953%	2/4/32	300	288
	JPMorgan Chase & Co.	2.580%	4/22/32	225	227
	JPMorgan Chase & Co.	2.545%	11/8/32	75	75
	JPMorgan Chase & Co.	6.400%	5/15/38	227	330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	110	126
	JPMorgan Chase & Co.	5.500%	10/15/40	165	225
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	70	73
	JPMorgan Chase & Co.	5.600%	7/15/41	185	260
	JPMorgan Chase & Co.	2.525%	11/19/41	90	86
	JPMorgan Chase & Co.	5.400%	1/6/42	125	172
	JPMorgan Chase & Co.	3.157%	4/22/42	110	115
	JPMorgan Chase & Co.	5.625%	8/16/43	125	173
	JPMorgan Chase & Co.	4.850%	2/1/44	130	171
	JPMorgan Chase & Co.	4.950%	6/1/45	130	172
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	135	167
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	100	119
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	210	250
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	180	212
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	122	128
	JPMorgan Chase & Co.	3.328%	4/22/52	150	163
[1]	KeyBank NA	0.423%	1/3/24	110	110
[1]	KeyBank NA	0.433%	6/14/24	50	50
[1]	KeyBank NA	3.300%	6/1/25	140	150
[1]	KeyCorp	2.250%	4/6/27	45	46
[1]	KeyCorp	4.100%	4/30/28	25	28
[1]	KeyCorp	2.550%	10/1/29	25	26
	Lloyds Banking Group plc	4.050%	8/16/23	170	179
	Lloyds Banking Group plc	3.900%	3/12/24	75	80
	Lloyds Banking Group plc	4.500%	11/4/24	25	27
	Lloyds Banking Group plc	4.450%	5/8/25	100	109
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	80
	Lloyds Banking Group plc	4.582%	12/10/25	100	110
[1]	Lloyds Banking Group plc	2.438%	2/5/26	80	82
	Lloyds Banking Group plc	4.650%	3/24/26	150	166
	Lloyds Banking Group plc	3.750%	1/11/27	50	54
	Lloyds Banking Group plc	1.627%	5/11/27	200	197
	Lloyds Banking Group plc	4.375%	3/22/28	145	164
	Lloyds Banking Group plc	4.550%	8/16/28	165	189
[1]	Lloyds Banking Group plc	3.574%	11/7/28	25	27
	Lloyds Banking Group plc	5.300%	12/1/45	60	81
	Lloyds Banking Group plc	4.344%	1/9/48	75	90
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	170	179
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	95	101
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	125	143
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	105	104
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	65	89
	Mastercard Inc.	3.375%	4/1/24	70	74
	Mastercard Inc.	2.950%	11/21/26	60	64
	Mastercard Inc.	3.300%	3/26/27	65	70
	Mastercard Inc.	2.950%	6/1/29	21	23
	Mastercard Inc.	3.350%	3/26/30	145	160
	Mastercard Inc.	2.000%	11/18/31	50	50
	Mastercard Inc.	3.650%	6/1/49	145	169
	Mastercard Inc.	3.850%	3/26/50	85	102
[1]	MetLife Inc.	4.368%	9/15/23	100	106
	MetLife Inc.	3.600%	4/10/24	10	11
	MetLife Inc.	4.550%	3/23/30	115	136
	MetLife Inc.	5.700%	6/15/35	90	122
[1]	MetLife Inc.	6.400%	12/15/36	70	87
	MetLife Inc.	5.875%	2/6/41	55	79
	MetLife Inc.	4.125%	8/13/42	30	36
	MetLife Inc.	4.875%	11/13/43	85	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.050%	3/1/45	75	90
	MetLife Inc.	4.600%	5/13/46	85	110
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	220	227
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	105	110
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	79
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	100	104
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	100	100
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	175	179
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	19
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	175	174
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	50	49
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	130	141
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	26
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	200	197
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	50	54
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	50	49
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	45	50
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	75	85
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	165	182
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	50	53
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	175	178
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	150	147
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	230	227
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	50	50
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	95	108
	Mizuho Financial Group Inc.	3.549%	3/5/23	100	104
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	175	176
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	105	107
	Mizuho Financial Group Inc.	1.234%	5/22/27	150	146
	Mizuho Financial Group Inc.	3.170%	9/11/27	50	53
	Mizuho Financial Group Inc.	4.018%	3/5/28	45	50
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	120	135
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	106
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	135	132
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	25	24
[1]	Morgan Stanley	3.125%	1/23/23	50	51
[1]	Morgan Stanley	3.750%	2/25/23	185	192
[1]	Morgan Stanley	4.100%	5/22/23	100	105
[1]	Morgan Stanley	0.529%	1/25/24	215	214
[1]	Morgan Stanley	3.737%	4/24/24	315	327
[1]	Morgan Stanley	3.875%	4/29/24	105	111
[1]	Morgan Stanley	3.700%	10/23/24	180	192
[1]	Morgan Stanley	0.791%	1/22/25	30	30
	Morgan Stanley	0.790%	5/30/25	280	276
[1]	Morgan Stanley	2.720%	7/22/25	200	206
[1]	Morgan Stanley	4.000%	7/23/25	160	174
[1]	Morgan Stanley	0.864%	10/21/25	50	49
[1]	Morgan Stanley	1.164%	10/21/25	175	174
	Morgan Stanley	5.000%	11/24/25	100	112
[1]	Morgan Stanley	3.875%	1/27/26	200	217
[1]	Morgan Stanley	2.188%	4/28/26	250	255
[1]	Morgan Stanley	3.125%	7/27/26	470	497
[1]	Morgan Stanley	4.350%	9/8/26	225	248
	Morgan Stanley	0.985%	12/10/26	225	218
	Morgan Stanley	3.625%	1/20/27	286	309
	Morgan Stanley	3.950%	4/23/27	200	219
	Morgan Stanley	1.593%	5/4/27	60	59
[1]	Morgan Stanley	3.591%	7/22/28	225	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	3.772%	1/24/29	280	305
[1]	Morgan Stanley	4.431%	1/23/30	280	320
[1]	Morgan Stanley	2.699%	1/22/31	215	221
[1]	Morgan Stanley	3.622%	4/1/31	255	279
[1]	Morgan Stanley	1.794%	2/13/32	35	33
	Morgan Stanley	7.250%	4/1/32	125	180
[1]	Morgan Stanley	1.928%	4/28/32	85	81
[1]	Morgan Stanley	2.239%	7/21/32	110	108
[1]	Morgan Stanley	2.511%	10/20/32	175	175
	Morgan Stanley	2.484%	9/16/36	220	212
[1]	Morgan Stanley	3.971%	7/22/38	175	202
[1]	Morgan Stanley	4.457%	4/22/39	95	115
	Morgan Stanley	3.217%	4/22/42	50	53
	Morgan Stanley	6.375%	7/24/42	180	274
	Morgan Stanley	4.300%	1/27/45	240	297
	Morgan Stanley	4.375%	1/22/47	145	184
[1]	Morgan Stanley	5.597%	3/24/51	125	190
[1]	Morgan Stanley	2.802%	1/25/52	140	140
	National Australia Bank Ltd.	1.875%	12/13/22	100	101
	National Australia Bank Ltd.	3.000%	1/20/23	35	36
	National Australia Bank Ltd.	3.625%	6/20/23	100	105
	National Australia Bank Ltd.	3.375%	1/14/26	25	27
[1]	National Australia Bank Ltd.	2.500%	7/12/26	93	97
[1]	National Bank of Canada	2.100%	2/1/23	100	102
	NatWest Group plc	6.125%	12/15/22	45	47
	NatWest Group plc	3.875%	9/12/23	125	131
	NatWest Group plc	6.000%	12/19/23	54	59
	NatWest Group plc	5.125%	5/28/24	35	38
[1]	NatWest Group plc	4.519%	6/25/24	100	105
[1]	NatWest Group plc	4.269%	3/22/25	125	133
	NatWest Group plc	4.800%	4/5/26	150	167
[1]	NatWest Group plc	3.073%	5/22/28	80	83
[1]	NatWest Group plc	4.892%	5/18/29	115	132
[1]	NatWest Group plc	3.754%	11/1/29	135	142
[1]	NatWest Group plc	5.076%	1/27/30	215	250
[1]	NatWest Group plc	4.445%	5/8/30	25	28
[1]	NatWest Group plc	3.032%	11/28/35	50	50
	Nomura Holdings Inc.	2.648%	1/16/25	100	103
	Nomura Holdings Inc.	1.851%	7/16/25	175	176
	Nomura Holdings Inc.	1.653%	7/14/26	110	108
	Nomura Holdings Inc.	3.103%	1/16/30	65	67
	Nomura Holdings Inc.	2.679%	7/16/30	115	115
	Nomura Holdings Inc.	2.608%	7/14/31	110	109
	Northern Trust Corp.	3.950%	10/30/25	75	83
	Northern Trust Corp.	1.950%	5/1/30	90	89
	PayPal Holdings Inc.	1.350%	6/1/23	70	71
	PayPal Holdings Inc.	2.400%	10/1/24	20	21
	PayPal Holdings Inc.	1.650%	6/1/25	25	25
	PayPal Holdings Inc.	2.650%	10/1/26	135	142
	PayPal Holdings Inc.	2.850%	10/1/29	70	74
	PayPal Holdings Inc.	2.300%	6/1/30	75	76
	PayPal Holdings Inc.	3.250%	6/1/50	80	87
[1]	PNC Bank NA	2.950%	1/30/23	75	77
[1]	PNC Bank NA	3.500%	6/8/23	15	16
[1]	PNC Bank NA	2.950%	2/23/25	70	74
[1]	PNC Bank NA	3.100%	10/25/27	50	54
[1]	PNC Bank NA	4.050%	7/26/28	90	102
[1]	PNC Bank NA	2.700%	10/22/29	160	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.500%	1/23/24	95	100
	PNC Financial Services Group Inc.	3.900%	4/29/24	95	101
	PNC Financial Services Group Inc.	2.600%	7/23/26	25	26
	PNC Financial Services Group Inc.	3.150%	5/19/27	110	119
	PNC Financial Services Group Inc.	3.450%	4/23/29	170	186
	PNC Financial Services Group Inc.	2.550%	1/22/30	40	41
	PNC Financial Services Group Inc.	2.307%	4/23/32	25	25
	Progressive Corp.	4.125%	4/15/47	95	117
[1]	Prudential Financial Inc.	5.700%	12/14/36	125	170
[1]	Prudential Financial Inc.	5.625%	6/15/43	65	68
[1]	Prudential Financial Inc.	5.375%	5/15/45	25	27
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	52
	Prudential Financial Inc.	3.905%	12/7/47	70	82
[1]	Prudential Financial Inc.	5.700%	9/15/48	75	84
	Prudential Financial Inc.	3.935%	12/7/49	105	126
[1]	Prudential Financial Inc.	4.350%	2/25/50	95	121
[1]	Prudential Financial Inc.	3.700%	10/1/50	40	41
[1]	Prudential Financial Inc.	3.700%	3/13/51	50	58
	Prudential plc	3.125%	4/14/30	75	81
	Raymond James Financial Inc.	4.950%	7/15/46	35	46
	Raymond James Financial Inc.	3.750%	4/1/51	70	79
	Regions Financial Corp.	2.250%	5/18/25	75	77
[1]	Royal Bank of Canada	1.950%	1/17/23	60	61
[1]	Royal Bank of Canada	1.600%	4/17/23	85	86
[1]	Royal Bank of Canada	3.700%	10/5/23	175	184
[1]	Royal Bank of Canada	0.500%	10/26/23	120	119
[1]	Royal Bank of Canada	0.425%	1/19/24	75	74
[1]	Royal Bank of Canada	2.550%	7/16/24	50	52
	Royal Bank of Canada	0.650%	7/29/24	60	59
[1]	Royal Bank of Canada	0.750%	10/7/24	50	49
[1]	Royal Bank of Canada	2.250%	11/1/24	245	253
[1]	Royal Bank of Canada	1.150%	6/10/25	100	99
[1]	Royal Bank of Canada	0.875%	1/20/26	130	127
[1]	Royal Bank of Canada	4.650%	1/27/26	40	44
	Royal Bank of Canada	1.200%	4/27/26	30	30
[1]	Royal Bank of Canada	1.400%	11/2/26	50	49
[1]	Royal Bank of Canada	2.300%	11/3/31	50	50
	Santander Holdings USA Inc.	3.400%	1/18/23	135	138
	Santander Holdings USA Inc.	4.500%	7/17/25	20	22
	Santander Holdings USA Inc.	3.244%	10/5/26	170	178
	Santander Holdings USA Inc.	4.400%	7/13/27	115	127
	Santander UK Group Holdings plc	3.571%	1/10/23	100	100
[1]	Santander UK Group Holdings plc	3.373%	1/5/24	120	123
	Santander UK Group Holdings plc	1.089%	3/15/25	30	30
	Santander UK Group Holdings plc	1.673%	6/14/27	100	98
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	115	124
	Santander UK plc	4.000%	3/13/24	120	128
	State Street Corp.	3.100%	5/15/23	95	98
	State Street Corp.	3.700%	11/20/23	95	100
	State Street Corp.	3.300%	12/16/24	75	80
	State Street Corp.	3.550%	8/18/25	85	92
[1]	State Street Corp.	2.354%	11/1/25	75	77
	State Street Corp.	2.650%	5/19/26	35	37
	State Street Corp.	2.400%	1/24/30	145	149
	State Street Corp.	2.200%	3/3/31	25	25
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	200	205
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	135	141
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	75	78
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	50	52
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	50	51
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	50	50
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	95	103
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	75	78
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	315	309
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	170	180
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	64
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	50	54
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	108
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	110	120
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	50	49
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	125	131
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	75	77
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	145	143
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	160	155
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	50	49
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	55
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	170	180
	Synchrony Financial	4.250%	8/15/24	75	80
	Synchrony Financial	4.500%	7/23/25	50	54
	Synchrony Financial	3.950%	12/1/27	80	86
[1]	Toronto-Dominion Bank	1.900%	12/1/22	115	117
[1]	Toronto-Dominion Bank	0.250%	1/6/23	110	110
[1]	Toronto-Dominion Bank	0.300%	6/2/23	50	50
[1]	Toronto-Dominion Bank	0.750%	6/12/23	135	135
[1]	Toronto-Dominion Bank	3.500%	7/19/23	225	235
[1]	Toronto-Dominion Bank	0.450%	9/11/23	50	50
	Toronto-Dominion Bank	0.550%	3/4/24	165	163
[1]	Toronto-Dominion Bank	3.250%	3/11/24	110	116
[1]	Toronto-Dominion Bank	2.650%	6/12/24	25	26
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	40
[1]	Toronto-Dominion Bank	0.750%	9/11/25	60	59
[1]	Toronto-Dominion Bank	0.750%	1/6/26	130	126
[1]	Toronto-Dominion Bank	1.200%	6/3/26	130	128
[1]	Toronto-Dominion Bank	1.250%	9/10/26	50	49
[1]	Toronto-Dominion Bank	2.000%	9/10/31	50	50
[1]	Toronto-Dominion Bank	3.625%	9/15/31	25	27
[1]	Travelers Cos. Inc.	6.250%	6/15/37	40	58
	Travelers Cos. Inc.	5.350%	11/1/40	75	104
	Travelers Cos. Inc.	3.050%	6/8/51	45	48
[1]	Truist Bank	1.250%	3/9/23	75	75
[1]	Truist Bank	3.200%	4/1/24	100	105
[1]	Truist Bank	2.150%	12/6/24	100	103
[1]	Truist Bank	3.625%	9/16/25	25	27
[1]	Truist Bank	3.800%	10/30/26	115	126
[1]	Truist Bank	2.636%	9/17/29	85	88
[1]	Truist Bank	2.250%	3/11/30	225	223
[1]	Truist Financial Corp.	2.200%	3/16/23	75	76
[1]	Truist Financial Corp.	3.750%	12/6/23	25	26
[1]	Truist Financial Corp.	2.500%	8/1/24	105	109
[1]	Truist Financial Corp.	2.850%	10/26/24	125	130
[1]	Truist Financial Corp.	3.700%	6/5/25	50	54
[1]	Truist Financial Corp.	1.267%	3/2/27	105	103
[1]	Truist Financial Corp.	1.125%	8/3/27	75	72
[1]	Truist Financial Corp.	1.887%	6/7/29	25	25
[1]	Truist Financial Corp.	1.950%	6/5/30	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Bancorp	3.700%	1/30/24	40	42
	US Bancorp	3.375%	2/5/24	70	74
	US Bancorp	2.400%	7/30/24	125	129
[1]	US Bancorp	3.600%	9/11/24	70	75
	US Bancorp	1.450%	5/12/25	75	76
[1]	US Bancorp	3.950%	11/17/25	125	137
[1]	US Bancorp	3.100%	4/27/26	25	27
[1]	US Bancorp	2.375%	7/22/26	20	21
[1]	US Bancorp	3.150%	4/27/27	70	75
[1]	US Bancorp	3.900%	4/26/28	70	79
[1]	US Bancorp	3.000%	7/30/29	70	74
[1]	US Bancorp	1.375%	7/22/30	103	97
	US Bank NA	1.950%	1/9/23	75	76
[1]	US Bank NA	2.850%	1/23/23	95	97
[1]	US Bank NA	3.400%	7/24/23	20	21
[1]	US Bank NA	2.050%	1/21/25	50	51
[1]	US Bank NA	2.800%	1/27/25	85	89
	Visa Inc.	2.800%	12/14/22	220	224
	Visa Inc.	3.150%	12/14/25	110	118
	Visa Inc.	1.900%	4/15/27	155	157
	Visa Inc.	2.750%	9/15/27	85	90
	Visa Inc.	2.050%	4/15/30	190	192
	Visa Inc.	1.100%	2/15/31	50	47
	Visa Inc.	4.150%	12/14/35	80	95
	Visa Inc.	4.300%	12/14/45	270	342
	Visa Inc.	3.650%	9/15/47	85	100
	Visa Inc.	2.000%	8/15/50	70	62
	Westpac Banking Corp.	2.750%	1/11/23	110	113
	Westpac Banking Corp.	2.000%	1/13/23	50	51
	Westpac Banking Corp.	3.650%	5/15/23	50	52
	Westpac Banking Corp.	3.300%	2/26/24	70	74
	Westpac Banking Corp.	1.019%	11/18/24	80	80
	Westpac Banking Corp.	2.850%	5/13/26	125	132
	Westpac Banking Corp.	1.150%	6/3/26	60	59
	Westpac Banking Corp.	2.700%	8/19/26	50	53
	Westpac Banking Corp.	3.350%	3/8/27	210	226
	Westpac Banking Corp.	3.400%	1/25/28	150	164
	Westpac Banking Corp.	1.953%	11/20/28	80	80
	Westpac Banking Corp.	2.650%	1/16/30	15	16
[1]	Westpac Banking Corp.	2.894%	2/4/30	25	26
[1]	Westpac Banking Corp.	4.322%	11/23/31	180	195
	Westpac Banking Corp.	4.110%	7/24/34	75	81
	Westpac Banking Corp.	2.668%	11/15/35	70	69
	Westpac Banking Corp.	3.020%	11/18/36	140	139
	Westpac Banking Corp.	4.421%	7/24/39	110	131
	Westpac Banking Corp.	2.963%	11/16/40	90	89
					102,550
Health Care (15.5%)
	Abbott Laboratories	3.400%	11/30/23	70	73
	Abbott Laboratories	2.950%	3/15/25	60	63
	Abbott Laboratories	3.750%	11/30/26	135	149
[3]	Abbott Laboratories	4.750%	11/30/36	110	141
	Abbott Laboratories	4.900%	11/30/46	210	293
	AbbVie Inc.	2.850%	5/14/23	50	51
	AbbVie Inc.	3.750%	11/14/23	150	158
	AbbVie Inc.	3.850%	6/15/24	125	132
	AbbVie Inc.	2.600%	11/21/24	275	285
	AbbVie Inc.	3.800%	3/15/25	150	160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AbbVie Inc.	3.600%	5/14/25	297	317
AbbVie Inc.	3.200%	5/14/26	165	175
AbbVie Inc.	2.950%	11/21/26	175	184
AbbVie Inc.	4.250%	11/14/28	150	169
AbbVie Inc.	3.200%	11/21/29	275	293
AbbVie Inc.	4.550%	3/15/35	145	173
AbbVie Inc.	4.500%	5/14/35	270	320
AbbVie Inc.	4.300%	5/14/36	110	128
AbbVie Inc.	4.050%	11/21/39	85	97
AbbVie Inc.	4.400%	11/6/42	175	210
AbbVie Inc.	4.850%	6/15/44	85	107
AbbVie Inc.	4.750%	3/15/45	125	157
AbbVie Inc.	4.700%	5/14/45	215	268
AbbVie Inc.	4.450%	5/14/46	210	255
AbbVie Inc.	4.875%	11/14/48	130	169
AbbVie Inc.	4.250%	11/21/49	315	380
Aetna Inc.	2.800%	6/15/23	20	21
Aetna Inc.	3.500%	11/15/24	50	53
Aetna Inc.	6.625%	6/15/36	70	100
Aetna Inc.	3.875%	8/15/47	55	63
Agilent Technologies Inc.	2.300%	3/12/31	65	64
AmerisourceBergen Corp.	0.737%	3/15/23	120	120
AmerisourceBergen Corp.	3.450%	12/15/27	55	59
AmerisourceBergen Corp.	2.700%	3/15/31	100	101
Amgen Inc.	2.250%	8/19/23	50	51
Amgen Inc.	3.625%	5/22/24	150	158
Amgen Inc.	3.125%	5/1/25	15	16
Amgen Inc.	2.600%	8/19/26	40	42
Amgen Inc.	2.200%	2/21/27	80	81
Amgen Inc.	1.650%	8/15/28	50	49
Amgen Inc.	2.450%	2/21/30	120	121
Amgen Inc.	2.300%	2/25/31	135	134
Amgen Inc.	2.000%	1/15/32	75	72
Amgen Inc.	3.150%	2/21/40	115	118
Amgen Inc.	2.800%	8/15/41	50	49
Amgen Inc.	4.400%	5/1/45	175	210
Amgen Inc.	4.563%	6/15/48	155	194
Amgen Inc.	3.375%	2/21/50	150	157
Amgen Inc.	4.663%	6/15/51	175	225
Amgen Inc.	3.000%	1/15/52	95	93
Amgen Inc.	2.770%	9/1/53	130	123
Anthem Inc.	3.300%	1/15/23	90	93
Anthem Inc.	3.500%	8/15/24	75	79
Anthem Inc.	3.350%	12/1/24	50	53
Anthem Inc.	2.375%	1/15/25	200	206
Anthem Inc.	1.500%	3/15/26	50	50
Anthem Inc.	3.650%	12/1/27	122	133
Anthem Inc.	4.101%	3/1/28	5	6
Anthem Inc.	2.875%	9/15/29	70	73
Anthem Inc.	2.250%	5/15/30	135	135
Anthem Inc.	4.625%	5/15/42	130	162
Anthem Inc.	4.650%	1/15/43	50	62
Anthem Inc.	4.650%	8/15/44	30	38
Anthem Inc.	4.375%	12/1/47	135	166
Anthem Inc.	4.550%	3/1/48	30	38
Anthem Inc.	3.700%	9/15/49	90	101
Anthem Inc.	3.125%	5/15/50	80	82
Anthem Inc.	3.600%	3/15/51	50	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	0.700%	5/28/24	60	59
	AstraZeneca Finance LLC	1.200%	5/28/26	45	44
	AstraZeneca Finance LLC	1.750%	5/28/28	45	45
	AstraZeneca Finance LLC	2.250%	5/28/31	45	45
	AstraZeneca plc	0.300%	5/26/23	105	105
	AstraZeneca plc	3.500%	8/17/23	45	47
	AstraZeneca plc	3.375%	11/16/25	135	145
	AstraZeneca plc	0.700%	4/8/26	100	97
	AstraZeneca plc	3.125%	6/12/27	115	123
	AstraZeneca plc	4.000%	1/17/29	100	113
	AstraZeneca plc	1.375%	8/6/30	70	66
	AstraZeneca plc	6.450%	9/15/37	220	326
	AstraZeneca plc	4.000%	9/18/42	60	72
	AstraZeneca plc	4.375%	11/16/45	75	97
	AstraZeneca plc	4.375%	8/17/48	47	61
	AstraZeneca plc	3.000%	5/28/51	35	37
	Baxalta Inc.	4.000%	6/23/25	105	113
[2,4]	Baxter International Inc.	0.868%	12/1/23	70	70
[2,4]	Baxter International Inc.	1.322%	11/29/24	70	70
	Baxter International Inc.	2.600%	8/15/26	56	58
[2,4]	Baxter International Inc.	1.915%	2/1/27	85	85
[2,4]	Baxter International Inc.	2.272%	12/1/28	85	85
[2,4]	Baxter International Inc.	2.539%	2/1/32	200	202
[2,4]	Baxter International Inc.	3.132%	12/1/51	50	52
	Becton Dickinson & Co.	3.363%	6/6/24	57	60
	Becton Dickinson & Co.	3.700%	6/6/27	169	183
	Becton Dickinson & Co.	2.823%	5/20/30	120	124
	Becton Dickinson & Co.	1.957%	2/11/31	110	106
	Becton Dickinson & Co.	4.669%	6/6/47	90	114
	Becton Dickinson & Co.	3.794%	5/20/50	85	97
	Biogen Inc.	4.050%	9/15/25	55	60
	Biogen Inc.	2.250%	5/1/30	200	196
	Biogen Inc.	3.150%	5/1/50	140	137
	Boston Scientific Corp.	3.450%	3/1/24	85	89
	Boston Scientific Corp.	3.750%	3/1/26	180	194
	Boston Scientific Corp.	4.000%	3/1/29	100	112
	Boston Scientific Corp.	2.650%	6/1/30	25	25
	Boston Scientific Corp.	4.550%	3/1/39	40	48
	Boston Scientific Corp.	4.700%	3/1/49	71	92
	Bristol-Myers Squibb Co.	3.250%	2/20/23	100	103
	Bristol-Myers Squibb Co.	0.537%	11/13/23	190	189
	Bristol-Myers Squibb Co.	2.900%	7/26/24	115	120
	Bristol-Myers Squibb Co.	3.875%	8/15/25	145	157
	Bristol-Myers Squibb Co.	0.750%	11/13/25	100	98
	Bristol-Myers Squibb Co.	3.200%	6/15/26	200	215
	Bristol-Myers Squibb Co.	3.450%	11/15/27	130	142
	Bristol-Myers Squibb Co.	3.900%	2/20/28	75	84
	Bristol-Myers Squibb Co.	3.400%	7/26/29	130	142
	Bristol-Myers Squibb Co.	1.450%	11/13/30	115	109
	Bristol-Myers Squibb Co.	4.125%	6/15/39	130	154
	Bristol-Myers Squibb Co.	2.350%	11/13/40	100	95
	Bristol-Myers Squibb Co.	5.000%	8/15/45	139	187
	Bristol-Myers Squibb Co.	4.350%	11/15/47	120	151
	Bristol-Myers Squibb Co.	4.550%	2/20/48	170	220
	Bristol-Myers Squibb Co.	4.250%	10/26/49	205	256
	Bristol-Myers Squibb Co.	2.550%	11/13/50	105	100
	Cardinal Health Inc.	3.079%	6/15/24	50	52
	Cardinal Health Inc.	3.410%	6/15/27	45	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cigna Corp.	3.000%	7/15/23	100	103
	Cigna Corp.	3.750%	7/15/23	76	79
[1]	Cigna Corp.	3.250%	4/15/25	85	90
	Cigna Corp.	4.125%	11/15/25	100	109
[1]	Cigna Corp.	4.500%	2/25/26	150	166
	Cigna Corp.	1.250%	3/15/26	125	123
[1]	Cigna Corp.	3.400%	3/1/27	75	80
	Cigna Corp.	4.375%	10/15/28	85	96
	Cigna Corp.	2.400%	3/15/30	86	86
	Cigna Corp.	2.375%	3/15/31	180	180
	Cigna Corp.	4.800%	8/15/38	105	129
	Cigna Corp.	3.200%	3/15/40	55	57
[1]	Cigna Corp.	4.800%	7/15/46	150	190
[1]	Cigna Corp.	3.875%	10/15/47	90	101
	Cigna Corp.	4.900%	12/15/48	140	181
	Cigna Corp.	3.400%	3/15/50	135	141
	Cigna Corp.	3.400%	3/15/51	105	111
	CVS Health Corp.	2.750%	12/1/22	200	203
	CVS Health Corp.	3.700%	3/9/23	90	93
	CVS Health Corp.	2.625%	8/15/24	10	10
	CVS Health Corp.	3.875%	7/20/25	300	323
	CVS Health Corp.	2.875%	6/1/26	100	105
	CVS Health Corp.	3.000%	8/15/26	125	132
	CVS Health Corp.	3.625%	4/1/27	200	216
	CVS Health Corp.	1.300%	8/21/27	125	120
	CVS Health Corp.	4.300%	3/25/28	55	62
	CVS Health Corp.	3.250%	8/15/29	190	202
	CVS Health Corp.	3.750%	4/1/30	85	93
	CVS Health Corp.	1.750%	8/21/30	180	171
	CVS Health Corp.	4.780%	3/25/38	360	440
	CVS Health Corp.	4.125%	4/1/40	75	86
	CVS Health Corp.	2.700%	8/21/40	40	38
	CVS Health Corp.	5.300%	12/5/43	125	166
	CVS Health Corp.	5.125%	7/20/45	215	282
	CVS Health Corp.	5.050%	3/25/48	580	767
	CVS Health Corp.	4.250%	4/1/50	110	134
	Danaher Corp.	2.600%	10/1/50	75	73
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	48
	DH Europe Finance II Sarl	2.600%	11/15/29	135	140
	DH Europe Finance II Sarl	3.250%	11/15/39	80	86
	DH Europe Finance II Sarl	3.400%	11/15/49	25	28
	Eli Lilly & Co.	3.375%	3/15/29	67	74
	Eli Lilly & Co.	2.250%	5/15/50	111	103
	Eli Lilly & Co.	2.500%	9/15/60	110	104
	Gilead Sciences Inc.	2.500%	9/1/23	60	62
	Gilead Sciences Inc.	3.700%	4/1/24	235	248
	Gilead Sciences Inc.	3.500%	2/1/25	100	106
	Gilead Sciences Inc.	3.650%	3/1/26	25	27
	Gilead Sciences Inc.	2.950%	3/1/27	125	132
	Gilead Sciences Inc.	1.200%	10/1/27	35	34
	Gilead Sciences Inc.	1.650%	10/1/30	135	129
	Gilead Sciences Inc.	4.600%	9/1/35	20	24
	Gilead Sciences Inc.	4.000%	9/1/36	110	126
	Gilead Sciences Inc.	2.600%	10/1/40	20	19
	Gilead Sciences Inc.	5.650%	12/1/41	40	55
	Gilead Sciences Inc.	4.800%	4/1/44	160	202
	Gilead Sciences Inc.	4.500%	2/1/45	135	166
	Gilead Sciences Inc.	4.750%	3/1/46	170	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gilead Sciences Inc.	4.150%	3/1/47	130	154
Gilead Sciences Inc.	2.800%	10/1/50	95	92
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	90	92
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	75	78
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	50	54
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	105	118
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	185	275
GlaxoSmithKline Capital plc	0.534%	10/1/23	85	85
GlaxoSmithKline Capital plc	3.000%	6/1/24	35	37
GlaxoSmithKline Capital plc	3.375%	6/1/29	75	82
HCA Inc.	4.750%	5/1/23	125	131
HCA Inc.	5.000%	3/15/24	230	248
HCA Inc.	5.250%	4/15/25	110	122
HCA Inc.	5.250%	6/15/26	125	141
HCA Inc.	4.500%	2/15/27	75	83
HCA Inc.	4.125%	6/15/29	75	83
HCA Inc.	2.375%	7/15/31	45	44
HCA Inc.	5.125%	6/15/39	50	61
HCA Inc.	5.500%	6/15/47	115	151
HCA Inc.	5.250%	6/15/49	170	219
HCA Inc.	3.500%	7/15/51	85	87
Humana Inc.	0.650%	8/3/23	135	134
Humana Inc.	1.350%	2/3/27	35	34
Humana Inc.	2.150%	2/3/32	35	34
Humana Inc.	4.950%	10/1/44	58	75
Johnson & Johnson	3.375%	12/5/23	60	63
Johnson & Johnson	2.625%	1/15/25	25	26
Johnson & Johnson	0.550%	9/1/25	125	122
Johnson & Johnson	2.450%	3/1/26	125	130
Johnson & Johnson	2.950%	3/3/27	65	69
Johnson & Johnson	2.900%	1/15/28	180	192
Johnson & Johnson	1.300%	9/1/30	125	119
Johnson & Johnson	3.550%	3/1/36	50	57
Johnson & Johnson	3.625%	3/3/37	150	173
Johnson & Johnson	5.950%	8/15/37	95	138
Johnson & Johnson	2.100%	9/1/40	50	48
Johnson & Johnson	3.700%	3/1/46	230	275
Johnson & Johnson	3.500%	1/15/48	80	94
Johnson & Johnson	2.250%	9/1/50	60	57
Johnson & Johnson	2.450%	9/1/60	75	72
Laboratory Corp. of America Holdings	3.600%	2/1/25	60	64
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	31
McKesson Corp.	3.796%	3/15/24	35	37
Medtronic Inc.	3.500%	3/15/25	177	190
Medtronic Inc.	4.375%	3/15/35	100	123
Medtronic Inc.	4.625%	3/15/45	135	180
Merck & Co. Inc.	2.800%	5/18/23	115	119
Merck & Co. Inc.	2.900%	3/7/24	50	52
Merck & Co. Inc.	2.750%	2/10/25	190	199
Merck & Co. Inc.	0.750%	2/24/26	135	132
Merck & Co. Inc.	3.400%	3/7/29	55	60
Merck & Co. Inc.	1.450%	6/24/30	20	19
Merck & Co. Inc.	3.900%	3/7/39	85	99
Merck & Co. Inc.	2.350%	6/24/40	115	110
Merck & Co. Inc.	4.150%	5/18/43	45	55
Merck & Co. Inc.	3.700%	2/10/45	165	192
Merck & Co. Inc.	4.000%	3/7/49	75	93
Merck & Co. Inc.	2.450%	6/24/50	120	115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mylan Inc.	4.550%	4/15/28	25	28
Mylan Inc.	5.200%	4/15/48	170	210
Novartis Capital Corp.	3.400%	5/6/24	165	175
Novartis Capital Corp.	3.000%	11/20/25	65	69
Novartis Capital Corp.	2.000%	2/14/27	85	86
Novartis Capital Corp.	3.100%	5/17/27	100	107
Novartis Capital Corp.	2.200%	8/14/30	175	179
Novartis Capital Corp.	4.400%	5/6/44	160	206
Novartis Capital Corp.	4.000%	11/20/45	80	98
Novartis Capital Corp.	2.750%	8/14/50	45	46
PerkinElmer Inc.	3.300%	9/15/29	105	111
Pfizer Inc.	3.000%	6/15/23	60	62
Pfizer Inc.	3.200%	9/15/23	100	104
Pfizer Inc.	2.950%	3/15/24	75	78
Pfizer Inc.	3.400%	5/15/24	100	106
Pfizer Inc.	0.800%	5/28/25	50	49
Pfizer Inc.	2.750%	6/3/26	120	127
Pfizer Inc.	3.000%	12/15/26	25	27
Pfizer Inc.	3.600%	9/15/28	70	78
Pfizer Inc.	3.450%	3/15/29	160	177
Pfizer Inc.	2.625%	4/1/30	83	87
Pfizer Inc.	1.750%	8/18/31	150	146
Pfizer Inc.	4.000%	12/15/36	60	71
Pfizer Inc.	7.200%	3/15/39	25	40
Pfizer Inc.	2.550%	5/28/40	185	184
Pfizer Inc.	4.300%	6/15/43	125	155
Pfizer Inc.	4.400%	5/15/44	65	82
Pfizer Inc.	4.125%	12/15/46	75	93
Pfizer Inc.	4.200%	9/15/48	135	171
Pfizer Inc.	4.000%	3/15/49	50	62
Pfizer Inc.	2.700%	5/28/50	110	111
Quest Diagnostics Inc.	2.950%	6/30/30	70	73
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	120	113
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	45	42
Royalty Pharma plc	0.750%	9/2/23	103	102
Royalty Pharma plc	1.200%	9/2/25	50	49
Royalty Pharma plc	1.750%	9/2/27	35	34
Royalty Pharma plc	3.300%	9/2/40	20	20
Royalty Pharma plc	3.550%	9/2/50	130	131
Sanofi	3.625%	6/19/28	100	113
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	180	186
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	90	95
Smith & Nephew plc	2.032%	10/14/30	75	72
Stryker Corp.	3.375%	11/1/25	170	182
Stryker Corp.	3.500%	3/15/26	25	27
Stryker Corp.	1.950%	6/15/30	35	34
Stryker Corp.	4.625%	3/15/46	75	98
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	45	48
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	180	212
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	225	219
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	120	122
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	165	169
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	60	64
Thermo Fisher Scientific Inc.	0.797%	10/18/23	100	100
Thermo Fisher Scientific Inc.	1.215%	10/18/24	100	100
Thermo Fisher Scientific Inc.	4.133%	3/25/25	85	92
Thermo Fisher Scientific Inc.	2.950%	9/19/26	75	79
Thermo Fisher Scientific Inc.	3.200%	8/15/27	81	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	120	143
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	125	127
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	35	44
	UnitedHealth Group Inc.	2.875%	3/15/23	100	103
	UnitedHealth Group Inc.	3.500%	6/15/23	25	26
	UnitedHealth Group Inc.	3.500%	2/15/24	120	127
	UnitedHealth Group Inc.	2.375%	8/15/24	50	52
	UnitedHealth Group Inc.	3.750%	7/15/25	80	87
	UnitedHealth Group Inc.	3.100%	3/15/26	50	53
	UnitedHealth Group Inc.	1.150%	5/15/26	50	49
	UnitedHealth Group Inc.	2.950%	10/15/27	100	107
	UnitedHealth Group Inc.	3.850%	6/15/28	75	84
	UnitedHealth Group Inc.	3.875%	12/15/28	65	73
	UnitedHealth Group Inc.	2.875%	8/15/29	75	79
	UnitedHealth Group Inc.	2.000%	5/15/30	150	149
	UnitedHealth Group Inc.	2.300%	5/15/31	150	152
	UnitedHealth Group Inc.	4.625%	7/15/35	60	75
	UnitedHealth Group Inc.	5.800%	3/15/36	67	92
	UnitedHealth Group Inc.	6.875%	2/15/38	135	208
	UnitedHealth Group Inc.	3.500%	8/15/39	90	100
	UnitedHealth Group Inc.	4.250%	3/15/43	25	31
	UnitedHealth Group Inc.	4.750%	7/15/45	145	191
	UnitedHealth Group Inc.	4.200%	1/15/47	130	160
	UnitedHealth Group Inc.	3.750%	10/15/47	75	87
	UnitedHealth Group Inc.	4.250%	6/15/48	160	200
	UnitedHealth Group Inc.	4.450%	12/15/48	125	161
	UnitedHealth Group Inc.	3.700%	8/15/49	30	35
	UnitedHealth Group Inc.	2.900%	5/15/50	50	51
	UnitedHealth Group Inc.	3.250%	5/15/51	125	136
	UnitedHealth Group Inc.	3.875%	8/15/59	50	60
	UnitedHealth Group Inc.	3.125%	5/15/60	55	57
[2]	Universal Health Services Inc.	2.650%	10/15/30	55	54
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	124
	Utah Acquisition Sub Inc.	5.250%	6/15/46	55	68
	Viatris Inc.	1.650%	6/22/25	175	175
	Viatris Inc.	2.700%	6/22/30	40	40
	Viatris Inc.	3.850%	6/22/40	45	48
	Viatris Inc.	4.000%	6/22/50	75	81
	Wyeth LLC	6.500%	2/1/34	120	172
	Wyeth LLC	5.950%	4/1/37	85	121
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	50	50
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	140	149
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	60	66
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	50	50
	Zoetis Inc.	3.250%	2/1/23	70	72
	Zoetis Inc.	3.000%	9/12/27	75	79
	Zoetis Inc.	2.000%	5/15/30	10	10
	Zoetis Inc.	4.700%	2/1/43	95	122
					40,044
Industrials (2.3%)
[1]	3M Co.	3.250%	2/14/24	25	26
	3M Co.	2.000%	2/14/25	60	61
	3M Co.	2.875%	10/15/27	45	48
[1]	3M Co.	3.375%	3/1/29	50	55
	3M Co.	2.375%	8/26/29	100	103
[1]	3M Co.	4.000%	9/14/48	60	74
	3M Co.	3.250%	8/26/49	120	132
	Amphenol Corp.	2.800%	2/15/30	105	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.242%	2/15/25	190	194
	Carrier Global Corp.	2.493%	2/15/27	125	128
	Carrier Global Corp.	2.722%	2/15/30	120	122
	Carrier Global Corp.	3.377%	4/5/40	50	52
	Carrier Global Corp.	3.577%	4/5/50	235	251
	Caterpillar Financial Services Corp.	0.250%	3/1/23	60	60
	Caterpillar Financial Services Corp.	0.650%	7/7/23	25	25
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25	25
[1]	Caterpillar Financial Services Corp.	0.450%	5/17/24	100	99
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	115	118
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	35	34
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	95	92
	Caterpillar Inc.	3.400%	5/15/24	30	32
	Caterpillar Inc.	2.600%	4/9/30	45	47
	Caterpillar Inc.	5.200%	5/27/41	30	41
	Caterpillar Inc.	3.803%	8/15/42	170	200
	Caterpillar Inc.	3.250%	9/19/49	55	61
	Caterpillar Inc.	3.250%	4/9/50	95	106
	Cummins Inc.	1.500%	9/1/30	55	52
	Deere & Co.	3.900%	6/9/42	90	109
	Deere & Co.	3.750%	4/15/50	65	79
	Eaton Corp.	4.150%	11/2/42	60	71
	FedEx Corp.	3.250%	4/1/26	45	48
	FedEx Corp.	3.100%	8/5/29	45	48
	FedEx Corp.	4.250%	5/15/30	105	120
	FedEx Corp.	3.250%	5/15/41	20	20
	FedEx Corp.	5.100%	1/15/44	50	64
	FedEx Corp.	4.750%	11/15/45	140	174
	FedEx Corp.	4.550%	4/1/46	105	127
	FedEx Corp.	4.050%	2/15/48	35	40
	FedEx Corp.	4.950%	10/17/48	75	97
	FedEx Corp.	5.250%	5/15/50	90	122
	Fortive Corp.	3.150%	6/15/26	70	75
	Illinois Tool Works Inc.	2.650%	11/15/26	120	126
	Illinois Tool Works Inc.	3.900%	9/1/42	70	83
[1]	John Deere Capital Corp.	2.800%	3/6/23	85	87
[1]	John Deere Capital Corp.	0.450%	1/17/24	60	59
[1]	John Deere Capital Corp.	3.450%	3/13/25	45	48
[1]	John Deere Capital Corp.	0.700%	1/15/26	50	49
	Otis Worldwide Corp.	2.056%	4/5/25	108	110
	Otis Worldwide Corp.	2.565%	2/15/30	85	87
	Parker-Hannifin Corp.	3.250%	6/14/29	30	32
	Parker-Hannifin Corp.	4.000%	6/14/49	74	88
	Republic Services Inc.	2.500%	8/15/24	40	41
	Republic Services Inc.	3.950%	5/15/28	95	106
	Republic Services Inc.	1.750%	2/15/32	20	19
	Southwest Airlines Co.	4.750%	5/4/23	20	21
	Southwest Airlines Co.	5.250%	5/4/25	70	78
	Southwest Airlines Co.	5.125%	6/15/27	160	183
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	50	55
	United Parcel Service Inc.	2.500%	4/1/23	50	51
	United Parcel Service Inc.	3.900%	4/1/25	14	15
	United Parcel Service Inc.	3.050%	11/15/27	65	70
	United Parcel Service Inc.	3.400%	3/15/29	142	155
	United Parcel Service Inc.	4.450%	4/1/30	67	79
	United Parcel Service Inc.	6.200%	1/15/38	85	124
	United Parcel Service Inc.	3.750%	11/15/47	20	24
	United Parcel Service Inc.	4.250%	3/15/49	25	33

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	5.300%	4/1/50	170	253
Waste Connections Inc.	2.950%	1/15/52	10	10
Waste Management Inc.	3.150%	11/15/27	25	27
Waste Management Inc.	1.500%	3/15/31	70	66
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	115	122
Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	80	91
WW Grainger Inc.	4.600%	6/15/45	65	85
				6,018
Materials (1.5%)
Air Products and Chemicals Inc.	2.050%	5/15/30	175	176
Air Products and Chemicals Inc.	2.800%	5/15/50	45	46
Berry Global Inc.	0.950%	2/15/24	155	153
Berry Global Inc.	1.570%	1/15/26	10	10
Carlisle Cos. Inc.	2.750%	3/1/30	50	51
CF Industries Inc.	5.150%	3/15/34	70	84
CF Industries Inc.	4.950%	6/1/43	45	54
CF Industries Inc.	5.375%	3/15/44	55	70
Dow Chemical Co.	7.375%	11/1/29	45	61
Dow Chemical Co.	2.100%	11/15/30	25	25
Dow Chemical Co.	5.250%	11/15/41	135	175
Dow Chemical Co.	4.375%	11/15/42	150	180
Dow Chemical Co.	5.550%	11/30/48	45	64
DuPont de Nemours Inc.	4.205%	11/15/23	155	164
DuPont de Nemours Inc.	4.493%	11/15/25	205	227
DuPont de Nemours Inc.	4.725%	11/15/28	125	146
DuPont de Nemours Inc.	5.319%	11/15/38	145	188
DuPont de Nemours Inc.	5.419%	11/15/48	120	169
Eagle Materials Inc.	2.500%	7/1/31	45	45
Eastman Chemical Co.	4.650%	10/15/44	30	36
Huntsman International LLC	4.500%	5/1/29	55	61
International Flavors & Fragrances Inc.	5.000%	9/26/48	55	72
Martin Marietta Materials Inc.	2.400%	7/15/31	90	90
Martin Marietta Materials Inc.	3.200%	7/15/51	40	41
Mosaic Co.	4.250%	11/15/23	185	195
Newmont Corp.	2.250%	10/1/30	110	107
Newmont Corp.	6.250%	10/1/39	35	49
Newmont Corp.	4.875%	3/15/42	110	138
Nutrien Ltd.	4.200%	4/1/29	75	85
Nutrien Ltd.	5.000%	4/1/49	44	59
PPG Industries Inc.	3.750%	3/15/28	65	73
Rio Tinto Alcan Inc.	6.125%	12/15/33	20	28
Sherwin-Williams Co.	3.450%	6/1/27	110	119
Sherwin-Williams Co.	2.950%	8/15/29	49	51
Sherwin-Williams Co.	4.500%	6/1/47	80	100
Suzano Austria GmbH	6.000%	1/15/29	190	216
Suzano Austria GmbH	5.000%	1/15/30	100	106
Vulcan Materials Co.	3.500%	6/1/30	50	54
WRKCo Inc.	4.900%	3/15/29	120	140
				3,908
Real Estate (2.0%)
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	45	49
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	95	92
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	128	120
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	25	25
American Tower Corp.	3.500%	1/31/23	35	36
American Tower Corp.	5.000%	2/15/24	25	27
American Tower Corp.	2.400%	3/15/25	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	4.000%	6/1/25	50	54
	American Tower Corp.	3.375%	10/15/26	60	64
	American Tower Corp.	2.750%	1/15/27	35	36
	American Tower Corp.	3.550%	7/15/27	165	177
	American Tower Corp.	3.800%	8/15/29	100	108
	American Tower Corp.	2.900%	1/15/30	30	31
	American Tower Corp.	2.100%	6/15/30	125	120
	American Tower Corp.	1.875%	10/15/30	60	57
	American Tower Corp.	3.100%	6/15/50	40	39
	American Tower Corp.	2.950%	1/15/51	75	71
	Boston Properties LP	3.200%	1/15/25	20	21
	Boston Properties LP	3.650%	2/1/26	130	140
	Boston Properties LP	2.750%	10/1/26	70	73
	Boston Properties LP	3.400%	6/21/29	113	120
	Boston Properties LP	3.250%	1/30/31	100	105
	Boston Properties LP	2.550%	4/1/32	10	10
	Boston Properties LP	2.450%	10/1/33	50	48
	Brixmor Operating Partnership LP	4.125%	5/15/29	15	17
	Brixmor Operating Partnership LP	4.050%	7/1/30	90	99
	Camden Property Trust	2.800%	5/15/30	90	94
	CC Holdings GS V LLC	3.849%	4/15/23	40	41
	Crown Castle International Corp.	3.150%	7/15/23	70	72
	Crown Castle International Corp.	3.200%	9/1/24	70	73
	Crown Castle International Corp.	4.450%	2/15/26	50	55
	Crown Castle International Corp.	3.700%	6/15/26	95	102
	Crown Castle International Corp.	1.050%	7/15/26	60	58
	Crown Castle International Corp.	3.650%	9/1/27	60	65
	Crown Castle International Corp.	3.800%	2/15/28	140	152
	Crown Castle International Corp.	3.300%	7/1/30	135	142
	Crown Castle International Corp.	2.250%	1/15/31	5	5
	Crown Castle International Corp.	2.900%	4/1/41	75	73
	Crown Castle International Corp.	3.250%	1/15/51	62	62
	Digital Realty Trust LP	3.700%	8/15/27	10	11
	Digital Realty Trust LP	3.600%	7/1/29	110	120
	Equinix Inc.	2.625%	11/18/24	115	119
	Equinix Inc.	3.200%	11/18/29	135	141
	Equinix Inc.	2.150%	7/15/30	70	68
	ERP Operating LP	4.500%	7/1/44	55	70
	GLP Capital LP	5.250%	6/1/25	35	39
	GLP Capital LP	5.375%	4/15/26	30	33
	GLP Capital LP	5.300%	1/15/29	70	80
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	60	57
	Healthpeak Properties Inc.	3.000%	1/15/30	75	79
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	52	53
	Prologis LP	2.250%	4/15/30	105	106
	Prologis LP	1.250%	10/15/30	20	19
	Realty Income Corp.	4.650%	8/1/23	60	63
	Realty Income Corp.	3.250%	1/15/31	65	70
	Sabra Health Care LP	3.200%	12/1/31	10	10
	Simon Property Group LP	3.375%	10/1/24	90	95
	Simon Property Group LP	3.500%	9/1/25	35	37
	Simon Property Group LP	3.300%	1/15/26	160	171
	Simon Property Group LP	3.250%	11/30/26	30	32
	Simon Property Group LP	3.375%	6/15/27	35	38
	Simon Property Group LP	3.375%	12/1/27	110	118
	Simon Property Group LP	2.450%	9/13/29	115	116
	Simon Property Group LP	2.650%	7/15/30	50	51
	Simon Property Group LP	3.250%	9/13/49	68	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	3.800%	7/15/50	50	56
Sun Communities Operating LP	2.700%	7/15/31	50	50
Ventas Realty LP	4.400%	1/15/29	45	51
Welltower Inc.	3.625%	3/15/24	15	16
Welltower Inc.	4.000%	6/1/25	6	6
Welltower Inc.	4.250%	4/15/28	120	135
Welltower Inc.	3.100%	1/15/30	115	121
				5,086
Technology (13.6%)
Adobe Inc.	3.250%	2/1/25	175	185
Adobe Inc.	2.150%	2/1/27	50	51
Adobe Inc.	2.300%	2/1/30	35	36
Analog Devices Inc.	3.500%	12/5/26	15	16
Analog Devices Inc.	1.700%	10/1/28	110	109
Analog Devices Inc.	2.100%	10/1/31	50	50
Analog Devices Inc.	2.800%	10/1/41	55	56
Analog Devices Inc.	2.950%	10/1/51	80	84
Apple Inc.	2.400%	1/13/23	175	178
Apple Inc.	2.850%	2/23/23	200	205
Apple Inc.	2.400%	5/3/23	285	292
Apple Inc.	0.750%	5/11/23	75	75
Apple Inc.	3.000%	2/9/24	150	156
Apple Inc.	3.450%	5/6/24	135	143
Apple Inc.	2.850%	5/11/24	38	40
Apple Inc.	1.800%	9/11/24	100	102
Apple Inc.	2.750%	1/13/25	160	168
Apple Inc.	2.500%	2/9/25	100	104
Apple Inc.	1.125%	5/11/25	60	60
Apple Inc.	3.200%	5/13/25	25	27
Apple Inc.	0.550%	8/20/25	175	171
Apple Inc.	0.700%	2/8/26	80	78
Apple Inc.	3.250%	2/23/26	440	471
Apple Inc.	2.450%	8/4/26	175	182
Apple Inc.	2.050%	9/11/26	107	110
Apple Inc.	3.350%	2/9/27	230	249
Apple Inc.	3.200%	5/11/27	125	135
Apple Inc.	3.000%	6/20/27	110	118
Apple Inc.	2.900%	9/12/27	200	213
Apple Inc.	3.000%	11/13/27	20	21
Apple Inc.	1.200%	2/8/28	50	48
Apple Inc.	1.400%	8/5/28	170	166
Apple Inc.	2.200%	9/11/29	50	51
Apple Inc.	1.650%	5/11/30	150	146
Apple Inc.	1.250%	8/20/30	25	24
Apple Inc.	1.650%	2/8/31	280	272
Apple Inc.	1.700%	8/5/31	100	97
Apple Inc.	4.500%	2/23/36	153	192
Apple Inc.	3.850%	5/4/43	200	237
Apple Inc.	4.450%	5/6/44	25	32
Apple Inc.	3.450%	2/9/45	50	56
Apple Inc.	4.375%	5/13/45	110	141
Apple Inc.	4.650%	2/23/46	155	205
Apple Inc.	3.850%	8/4/46	155	185
Apple Inc.	4.250%	2/9/47	100	126
Apple Inc.	3.750%	9/12/47	165	195
Apple Inc.	3.750%	11/13/47	175	207
Apple Inc.	2.950%	9/11/49	115	120
Apple Inc.	2.650%	5/11/50	205	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.400%	8/20/50	195	185
	Apple Inc.	2.650%	2/8/51	155	154
	Apple Inc.	2.700%	8/5/51	85	85
	Apple Inc.	2.550%	8/20/60	100	95
	Apple Inc.	2.800%	2/8/61	185	185
	Apple Inc.	2.850%	8/5/61	80	81
	Applied Materials Inc.	3.300%	4/1/27	91	98
	Applied Materials Inc.	1.750%	6/1/30	20	20
	Applied Materials Inc.	4.350%	4/1/47	65	84
	Applied Materials Inc.	2.750%	6/1/50	90	92
	Autodesk Inc.	2.400%	12/15/31	10	10
	Automatic Data Processing Inc.	3.375%	9/15/25	80	86
	Automatic Data Processing Inc.	1.700%	5/15/28	70	70
	Automatic Data Processing Inc.	1.250%	9/1/30	120	113
	Broadcom Corp.	3.625%	1/15/24	135	142
	Broadcom Corp.	3.875%	1/15/27	80	86
	Broadcom Corp.	3.500%	1/15/28	50	53
	Broadcom Inc.	4.700%	4/15/25	50	55
	Broadcom Inc.	3.150%	11/15/25	62	65
	Broadcom Inc.	4.250%	4/15/26	130	142
	Broadcom Inc.	3.459%	9/15/26	40	42
[2]	Broadcom Inc.	1.950%	2/15/28	110	108
	Broadcom Inc.	4.110%	9/15/28	160	175
	Broadcom Inc.	4.750%	4/15/29	100	113
	Broadcom Inc.	5.000%	4/15/30	105	122
	Broadcom Inc.	4.150%	11/15/30	75	82
[2]	Broadcom Inc.	2.450%	2/15/31	250	242
	Broadcom Inc.	4.300%	11/15/32	175	195
[2]	Broadcom Inc.	2.600%	2/15/33	105	101
[2]	Broadcom Inc.	3.419%	4/15/33	38	39
[2]	Broadcom Inc.	3.469%	4/15/34	70	72
[2]	Broadcom Inc.	3.137%	11/15/35	50	49
[2]	Broadcom Inc.	3.187%	11/15/36	320	316
[2]	Broadcom Inc.	3.500%	2/15/41	280	280
[2]	Broadcom Inc.	3.750%	2/15/51	210	217
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	50	51
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	110	111
[4]	CDW LLC	2.670%	12/1/26	70	70
[4]	CDW LLC	3.569%	12/1/31	70	72
	Cintas Corp. No. 2	3.700%	4/1/27	95	104
	Cisco Systems Inc.	2.200%	9/20/23	60	62
	Cisco Systems Inc.	3.625%	3/4/24	100	106
	Cisco Systems Inc.	2.950%	2/28/26	50	53
	Cisco Systems Inc.	2.500%	9/20/26	95	100
	Cisco Systems Inc.	5.900%	2/15/39	160	232
	Cisco Systems Inc.	5.500%	1/15/40	115	162
	Citrix Systems Inc.	1.250%	3/1/26	45	44
	Citrix Systems Inc.	4.500%	12/1/27	70	76
	Citrix Systems Inc.	3.300%	3/1/30	40	41
	Corning Inc.	4.375%	11/15/57	100	123
	Corning Inc.	5.450%	11/15/79	50	68
	Dell International LLC	5.450%	6/15/23	207	220
	Dell International LLC	4.000%	7/15/24	65	69
	Dell International LLC	5.850%	7/15/25	25	29
	Dell International LLC	6.020%	6/15/26	205	239
	Dell International LLC	4.900%	10/1/26	217	245
	Dell International LLC	5.300%	10/1/29	85	101
	Dell International LLC	8.100%	7/15/36	54	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	8.350%	7/15/46	162	272
	Equifax Inc.	2.600%	12/1/24	85	88
	Equifax Inc.	2.350%	9/15/31	60	59
	Fidelity National Information Services Inc.	0.375%	3/1/23	25	25
	Fidelity National Information Services Inc.	0.600%	3/1/24	150	148
	Fidelity National Information Services Inc.	1.150%	3/1/26	105	102
	Fidelity National Information Services Inc.	1.650%	3/1/28	85	82
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	39
	Fidelity National Information Services Inc.	3.100%	3/1/41	60	60
	Fiserv Inc.	3.800%	10/1/23	130	136
	Fiserv Inc.	2.750%	7/1/24	85	88
	Fiserv Inc.	3.850%	6/1/25	30	32
	Fiserv Inc.	3.200%	7/1/26	135	143
	Fiserv Inc.	2.250%	6/1/27	55	56
	Fiserv Inc.	4.200%	10/1/28	60	67
	Fiserv Inc.	3.500%	7/1/29	105	112
	Fiserv Inc.	2.650%	6/1/30	100	101
	Fiserv Inc.	4.400%	7/1/49	177	212
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	115	117
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	50	53
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	20	20
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	165	184
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	50	50
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	100	136
	HP Inc.	2.200%	6/17/25	155	159
[2]	HP Inc.	1.450%	6/17/26	45	44
	HP Inc.	3.000%	6/17/27	40	42
	HP Inc.	3.400%	6/17/30	90	95
[2]	HP Inc.	2.650%	6/17/31	10	10
	HP Inc.	6.000%	9/15/41	98	130
	Intel Corp.	2.700%	12/15/22	110	112
	Intel Corp.	2.875%	5/11/24	25	26
	Intel Corp.	3.400%	3/25/25	25	27
	Intel Corp.	3.700%	7/29/25	150	162
	Intel Corp.	2.600%	5/19/26	25	26
	Intel Corp.	3.750%	3/25/27	55	61
	Intel Corp.	3.150%	5/11/27	130	140
	Intel Corp.	1.600%	8/12/28	55	54
	Intel Corp.	2.450%	11/15/29	150	155
	Intel Corp.	3.900%	3/25/30	160	182
	Intel Corp.	2.000%	8/12/31	85	84
	Intel Corp.	4.000%	12/15/32	145	169
	Intel Corp.	4.600%	3/25/40	50	62
	Intel Corp.	2.800%	8/12/41	100	100
	Intel Corp.	4.800%	10/1/41	25	33
	Intel Corp.	4.900%	7/29/45	25	34
	Intel Corp.	4.100%	5/19/46	25	30
	Intel Corp.	4.100%	5/11/47	155	187
	Intel Corp.	3.734%	12/8/47	150	172
	Intel Corp.	3.250%	11/15/49	225	239
	Intel Corp.	4.750%	3/25/50	70	94
	Intel Corp.	3.050%	8/12/51	70	73
	Intel Corp.	3.100%	2/15/60	40	41
	Intel Corp.	4.950%	3/25/60	35	50
	Intel Corp.	3.200%	8/12/61	80	83
	International Business Machines Corp.	3.375%	8/1/23	100	104
	International Business Machines Corp.	3.625%	2/12/24	110	116
	International Business Machines Corp.	3.000%	5/15/24	215	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.450%	2/19/26	163	175
	International Business Machines Corp.	3.300%	5/15/26	85	91
	International Business Machines Corp.	1.700%	5/15/27	55	55
	International Business Machines Corp.	3.500%	5/15/29	170	185
	International Business Machines Corp.	1.950%	5/15/30	125	122
	International Business Machines Corp.	4.150%	5/15/39	100	117
	International Business Machines Corp.	4.000%	6/20/42	95	110
	International Business Machines Corp.	4.250%	5/15/49	180	222
	International Business Machines Corp.	2.950%	5/15/50	80	80
	KLA Corp.	4.650%	11/1/24	105	114
	KLA Corp.	4.100%	3/15/29	125	142
	KLA Corp.	3.300%	3/1/50	20	22
	Lam Research Corp.	3.750%	3/15/26	65	71
	Lam Research Corp.	4.000%	3/15/29	160	180
	Lam Research Corp.	1.900%	6/15/30	15	15
	Lam Research Corp.	4.875%	3/15/49	55	76
	Lam Research Corp.	2.875%	6/15/50	25	26
	Marvell Technology Inc.	2.950%	4/15/31	70	72
	Microchip Technology Inc.	4.333%	6/1/23	130	136
	Micron Technology Inc.	4.185%	2/15/27	55	60
	Micron Technology Inc.	4.663%	2/15/30	80	92
	Micron Technology Inc.	2.703%	4/15/32	50	50
	Microsoft Corp.	2.375%	5/1/23	125	128
	Microsoft Corp.	2.000%	8/8/23	25	26
	Microsoft Corp.	3.625%	12/15/23	165	174
	Microsoft Corp.	2.875%	2/6/24	260	271
	Microsoft Corp.	2.700%	2/12/25	105	110
	Microsoft Corp.	3.125%	11/3/25	175	187
	Microsoft Corp.	2.400%	8/8/26	210	219
	Microsoft Corp.	3.300%	2/6/27	310	336
	Microsoft Corp.	3.500%	2/12/35	145	167
	Microsoft Corp.	3.450%	8/8/36	155	178
	Microsoft Corp.	4.100%	2/6/37	30	37
	Microsoft Corp.	4.450%	11/3/45	25	34
	Microsoft Corp.	3.700%	8/8/46	171	207
	Microsoft Corp.	2.525%	6/1/50	360	357
	Microsoft Corp.	2.921%	3/17/52	419	445
	Microsoft Corp.	4.500%	2/6/57	85	121
	Microsoft Corp.	2.675%	6/1/60	215	216
	Microsoft Corp.	3.041%	3/17/62	270	295
	Motorola Solutions Inc.	4.600%	5/23/29	75	86
	Motorola Solutions Inc.	2.300%	11/15/30	60	59
	Motorola Solutions Inc.	2.750%	5/24/31	50	50
	NetApp Inc.	1.875%	6/22/25	45	46
	NVIDIA Corp.	0.309%	6/15/23	20	20
	NVIDIA Corp.	0.584%	6/14/24	60	59
	NVIDIA Corp.	3.200%	9/16/26	140	151
	NVIDIA Corp.	2.850%	4/1/30	75	80
	NVIDIA Corp.	2.000%	6/15/31	60	60
	NVIDIA Corp.	3.500%	4/1/40	90	102
	NVIDIA Corp.	3.500%	4/1/50	155	179
[2]	NXP BV	4.875%	3/1/24	20	22
[2]	NXP BV	3.875%	6/18/26	65	71
[2]	NXP BV	4.300%	6/18/29	95	107
[2]	NXP BV	3.400%	5/1/30	130	139
[2]	NXP BV	2.500%	5/11/31	100	100
[2]	NXP BV	3.250%	5/11/41	20	21
	Oracle Corp.	2.625%	2/15/23	100	102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.625%	7/15/23	150	157
Oracle Corp.	2.400%	9/15/23	176	180
Oracle Corp.	3.400%	7/8/24	225	237
Oracle Corp.	2.950%	11/15/24	50	52
Oracle Corp.	2.500%	4/1/25	205	211
Oracle Corp.	2.950%	5/15/25	130	136
Oracle Corp.	1.650%	3/25/26	105	104
Oracle Corp.	2.650%	7/15/26	195	201
Oracle Corp.	2.800%	4/1/27	225	233
Oracle Corp.	3.250%	11/15/27	175	185
Oracle Corp.	2.300%	3/25/28	100	101
Oracle Corp.	2.950%	4/1/30	135	139
Oracle Corp.	2.875%	3/25/31	140	143
Oracle Corp.	4.300%	7/8/34	150	170
Oracle Corp.	3.900%	5/15/35	35	38
Oracle Corp.	3.850%	7/15/36	85	92
Oracle Corp.	3.800%	11/15/37	120	128
Oracle Corp.	6.500%	4/15/38	140	197
Oracle Corp.	6.125%	7/8/39	75	102
Oracle Corp.	3.600%	4/1/40	215	223
Oracle Corp.	5.375%	7/15/40	275	346
Oracle Corp.	3.650%	3/25/41	85	89
Oracle Corp.	4.500%	7/8/44	85	98
Oracle Corp.	4.125%	5/15/45	80	88
Oracle Corp.	4.000%	7/15/46	240	259
Oracle Corp.	4.000%	11/15/47	200	215
Oracle Corp.	3.600%	4/1/50	316	320
Oracle Corp.	3.950%	3/25/51	310	334
Oracle Corp.	4.375%	5/15/55	160	184
Oracle Corp.	3.850%	4/1/60	220	229
Qorvo Inc.	4.375%	10/15/29	50	53
QUALCOMM Inc.	2.600%	1/30/23	100	102
QUALCOMM Inc.	2.900%	5/20/24	25	26
QUALCOMM Inc.	3.450%	5/20/25	75	80
QUALCOMM Inc.	3.250%	5/20/27	72	77
QUALCOMM Inc.	2.150%	5/20/30	235	238
QUALCOMM Inc.	4.650%	5/20/35	50	62
QUALCOMM Inc.	4.800%	5/20/45	80	108
QUALCOMM Inc.	4.300%	5/20/47	85	108
QUALCOMM Inc.	3.250%	5/20/50	105	117
Quanta Services Inc.	2.900%	10/1/30	70	72
RELX Capital Inc.	4.000%	3/18/29	45	50
RELX Capital Inc.	3.000%	5/22/30	85	90
Roper Technologies Inc.	4.200%	9/15/28	65	73
Roper Technologies Inc.	1.750%	2/15/31	75	70
salesforce.com Inc.	3.250%	4/11/23	120	124
salesforce.com Inc.	0.625%	7/15/24	110	109
salesforce.com Inc.	3.700%	4/11/28	125	139
salesforce.com Inc.	1.500%	7/15/28	45	44
salesforce.com Inc.	1.950%	7/15/31	120	119
salesforce.com Inc.	2.700%	7/15/41	110	111
salesforce.com Inc.	2.900%	7/15/51	120	124
salesforce.com Inc.	3.050%	7/15/61	85	89
ServiceNow Inc.	1.400%	9/1/30	98	91
Texas Instruments Inc.	1.375%	3/12/25	120	121
Texas Instruments Inc.	2.250%	9/4/29	95	98
Texas Instruments Inc.	1.750%	5/4/30	50	49
Texas Instruments Inc.	3.875%	3/15/39	20	24

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Instruments Inc.	4.150%	5/15/48	100	128
TSMC Arizona Corp.	2.500%	10/25/31	125	128
TSMC Arizona Corp.	3.250%	10/25/51	140	151
Verisk Analytics Inc.	4.000%	6/15/25	81	88
VMware Inc.	0.600%	8/15/23	140	139
VMware Inc.	1.000%	8/15/24	70	69
VMware Inc.	1.400%	8/15/26	85	83
VMware Inc.	3.900%	8/21/27	185	202
VMware Inc.	1.800%	8/15/28	95	92
VMware Inc.	4.700%	5/15/30	110	127
Xilinx Inc.	2.950%	6/1/24	50	52
Xilinx Inc.	2.375%	6/1/30	85	86
				35,086
Utilities (0.1%)
American Water Capital Corp.	6.593%	10/15/37	52	76
American Water Capital Corp.	3.750%	9/1/47	50	57
				133
Total Corporate Bonds (Cost $258,034)				256,060
Total Investments (99.1%) (Cost $258,074)				256,100
Other Assets and Liabilities—Net (0.9%)				2,257
Net Assets (100%)				258,357
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $3,832,000, representing 1.5% of net assets.
3	Securities with a value of $31,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	8	971	6
Ultra 10-Year U.S. Treasury Note	March 2022	12	1,763	31
				37

Short Futures Contracts
2-Year U.S. Treasury Note	March 2022	(2)	(438)	(1)
10-Year U.S. Treasury Note	March 2022	(1)	(131)	(1)
Ultra Long U.S. Treasury Bond	March 2022	(4)	(802)	(26)
				(28)
				9

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40	—	40
Corporate Bonds	—	256,060	—	256,060
Total	—	256,100	—	256,100

Derivative Financial Instruments
Assets
Futures Contracts[1]	37	—	—	37
Liabilities
Futures Contracts[1]	28	—	—	28
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.